Vanguard® Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of July 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (96.7%)
Alabama (2.3%)
	Alabama GO	4.000%	11/1/30	6,195	6,547
	Alabama GO	4.000%	11/1/31	6,445	6,773
	Alabama Highway Finance Corp. Sales Tax Revenue	5.000%	8/1/39	1,135	1,288
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	2,035	2,449
	Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	1,310	1,380
	Auburn University College & University Revenue	5.000%	6/1/48	12,500	13,600
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	300	347
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	325	373
[1]	Birmingham Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/36	695	724
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 4) PUT	4.000%	12/1/25	23,975	24,607
	Black Belt Energy Gas District Natural Gas Revenue (Project No. 5) PUT	4.000%	10/1/26	5,000	5,135
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/23	4,000	4,080
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/26	15,095	15,409
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	6/1/27	1,250	1,300
	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	10/1/27	24,940	25,431
[2]	Black Belt Energy Gas District Natural Gas Revenue PUT	4.000%	12/1/31	22,915	23,553
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/26	14,845	15,153
	Black Belt Energy Gas District Natural Gas Revenue PUT (Gas Project)	4.000%	12/1/29	16,965	17,334
	Black Belt Energy Gas District PUT	5.000%	6/1/28	29,110	31,612
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,630	1,639
	DCH Healthcare Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	1,560	1,554
	Decatur AL Waterworks & Sewer System Water Revenue	4.000%	8/15/50	5,160	5,174
	Huntsville AL GO	5.000%	5/1/32	3,190	3,629
	Huntsville Health Care Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	5,000	4,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	625	629
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	605	607
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	690	690
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	545	538
	Infirmary Health System Special Care Facilities Financing Authority of Mobile Health, Hospital, Nursing Home Revenue	4.000%	2/1/41	645	636
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,000	3,292
	Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	9,565
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	11,004
	Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,545	17,016
[3,4]	Jefferson County AL Sewer Revenue, 6.600% coupon rate effective 10/1/23	0.000%	10/1/42	12,500	12,763
[4]	Jefferson County AL Sewer Revenue, 7.750% coupon rate effective 10/1/23	0.000%	10/1/46	1,100	1,123
	Lower Alabama Gas District Natural Gas Revenue (Gas Project Revenue Bonds Project) PUT	4.000%	12/1/25	4,200	4,292
	Montgomery AL GO	5.000%	12/1/33	475	557
	Morgan County Board of Education Ad Valorem Property Tax Revenue	4.000%	3/1/49	1,245	1,250
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 1) PUT	4.000%	4/1/24	5,115	5,212
	Southeast Alabama Gas Supply District Natural Gas Revenue (Project No. 2) PUT	4.000%	6/1/24	6,335	6,468
	Southeast Energy Authority A Cooperative District Natural Gas Revenue PUT	4.000%	10/1/28	25,300	25,763
	Tuscaloosa AL GO	3.000%	10/1/50	3,000	2,529
	Tuscaloosa City Board of Education Miscellaneous Taxes Revenue, Prere.	5.000%	8/1/26	7,040	7,905
	UAB Medicine Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	4,505	4,768
[1]	University of South Alabama College & University Revenue	5.000%	10/1/29	1,000	1,127
[1]	University of South Alabama College & University Revenue	5.000%	10/1/30	1,020	1,147
[1]	University of South Alabama College & University Revenue	5.000%	10/1/31	1,000	1,121
[1]	University of South Alabama College & University Revenue	5.000%	10/1/32	750	838
[1]	University of South Alabama College & University Revenue	5.000%	10/1/33	1,435	1,598
					336,505
Alaska (0.2%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/26	1,000	1,119
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/31	2,310	2,671

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond)	5.000%	12/1/32	850	978
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	6,620	7,197
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue (State Capital Project Bond), Prere.	5.000%	6/1/25	3,995	4,343
	Municipality of Anchorage AK GO	4.000%	9/1/37	1,000	1,065
	Municipality of Anchorage AK GO	4.000%	9/1/38	1,000	1,050
	Municipality of Anchorage AK GO	4.000%	9/1/39	2,620	2,724
	Municipality of Anchorage AK GO	4.000%	9/1/40	1,500	1,555
	Municipality of Anchorage AK GO	4.000%	9/1/41	1,285	1,323
					24,025
Arizona (1.4%)
	Arizona Board of Regents College & University Revenue	4.000%	7/1/38	1,250	1,306
	Arizona Board of Regents College & University Revenue	5.000%	7/1/43	4,000	4,512
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/41	505	466
[5]	Arizona IDA Charter School Aid Revenue	5.750%	7/15/48	3,200	3,378
[5]	Arizona IDA Charter School Aid Revenue	5.000%	7/1/49	1,610	1,598
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/51	490	423
	Arizona IDA Charter School Aid Revenue	4.000%	7/1/61	2,875	2,389
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	1,000	1,023
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	1,000	1,020
	Arizona IDA Health, Hospital, Nursing Home Revenue	4.000%	2/1/40	500	509
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	8/1/28	1,000	1,145
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	2/1/29	1,960	2,261
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/30	2,000	2,352
	Arizona IDA Lease (Appropriation) Revenue (Lincoln South Beltway Project)	5.000%	11/1/31	1,000	1,186
[1]	Arizona IDA Local or Guaranteed Housing Revenue	4.000%	6/1/44	1,250	1,261
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/49	1,375	1,497
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/54	2,000	2,168
[1]	Arizona IDA Local or Guaranteed Housing Revenue	5.000%	6/1/58	1,500	1,626
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	7.750%	7/1/50	4,000	4,321
[5]	Arizona IDA Recreational Revenue (Legacy Cares Inc. Project)	6.000%	7/1/51	5,000	4,744
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/35	4,480	4,815
	Buckeye AZ Sales Tax Revenue	5.000%	7/1/43	11,690	12,479
	Bullhead AZ Excise Taxes Sales Tax Revenue	2.700%	7/1/51	5,020	3,674
	Glendale IDA Student Loan Revenue	5.000%	5/15/28	1,350	1,544
	Glendale IDA Student Loan Revenue	5.000%	5/15/29	500	581
	Glendale IDA Student Loan Revenue	5.000%	5/15/30	1,050	1,234
	Glendale IDA Student Loan Revenue	5.000%	5/15/31	425	494
	Glendale IDA Student Loan Revenue	5.000%	5/15/32	525	607
	La Paz County IDA Charter School Aid Revenue	5.000%	2/15/48	1,350	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	1,500	1,602
[5]	Maricopa County IDA Charter School Aid Revenue	5.000%	7/1/49	3,500	3,555
	Maricopa County IDA Charter School Aid Revenue	4.000%	7/1/55	11,535	11,010
[5]	Maricopa County IDA Charter School Aid Revenue (Legacy Traditional School Project)	4.000%	7/1/41	1,275	1,155
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/41	5,000	5,386
	Maricopa County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	4,000	4,333
	Maricopa County IDA Health, Hospital, Nursing Home Revenue PUT	5.000%	5/15/26	5,000	5,507
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/34	545	590
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/35	350	375
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/36	500	531
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/37	600	634
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/38	750	774
	Maricopa County Unified School District No. 69 Paradise Valley GO	4.000%	7/1/39	600	618
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/33	200	218
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/34	200	212
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/35	250	264
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/37	250	263
	Mesa AZ Excise Tax Sales Tax Revenue	4.000%	7/1/40	500	519
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	7,275	7,682
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/35	5,515	6,051
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/40	3,025	3,048
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/49	7,060	7,792
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/31	3,080	3,537
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/33	2,135	2,434
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/34	2,030	2,302
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/35	2,100	2,370
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/36	3,025	3,409
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/37	3,350	3,767
	Phoenix Civic Improvement Corp. Lease Revenue	5.000%	7/1/38	3,440	3,849
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/37	3,750	3,862
	Phoenix IDA Local or Guaranteed Housing Revenue	5.000%	7/1/42	3,000	3,065
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/41	1,000	887
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/51	3,500	2,936
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	2,750	2,234
[5]	Pima County IDA Charter School Aid Revenue	4.000%	6/15/57	500	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pinal County Electric District No. 3 Electric Power & Light Revenue	4.000%	7/1/32	1,035	1,082
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	1,155	1,361
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	3,155	3,479
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	10,045	11,332
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/35	10,020	11,278
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/24	2,220	2,346
	Salt Verde Financial Corp. Natural Gas Revenue	5.250%	12/1/27	820	906
	University of Arizona College & University Revenue	5.000%	6/1/35	1,655	1,939
	University of Arizona College & University Revenue	5.000%	6/1/36	1,500	1,748
	University of Arizona College & University Revenue	5.000%	6/1/37	2,235	2,597
	University of Arizona College & University Revenue	5.000%	6/1/38	3,200	3,706
	University of Arizona College & University Revenue	5.000%	6/1/41	2,000	2,299
	University of Arizona College & University Revenue	5.000%	6/1/42	2,515	2,709
					209,955
Arkansas (0.1%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	410	397
	Rogers School District No. 30 GO	3.000%	2/1/30	4,660	4,690
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/33	1,895	1,990
[1]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/34	2,360	2,478
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,170	2,296
	University of Arkansas College & University Revenue, Prere.	5.000%	5/1/24	2,855	3,020
					14,871
California (11.6%)
[3,4]	Alameda Corridor Transportation Authority Revenue	0.000%	10/1/52	9,000	4,772
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5,000	3,870
	Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,230
	Albany Unified School District GO	4.000%	8/1/46	2,000	2,027
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	3,000	2,145
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	12/1/27	13,845	14,323
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/28	5,000	5,199
	California Community Choice Financing Authority Natural Gas Revenue PUT	4.000%	8/1/31	14,260	14,686
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/48	3,500	3,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	5.000%	2/1/50	15,000	14,461
[5]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/56	4,000	3,688
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,000	946
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/49	1,075	1,017
	California Department of Water Resources Water Revenue	5.000%	12/1/30	5,000	6,045
	California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	30	32
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	3,000	3,179
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	6,000	7,561
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/45	14,000	14,718
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	6,050	7,661
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,000	3,807
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	15,550	19,836
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	2,300	2,938
	California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	10,000	10,731
	California Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/26	5,000	5,580
	California GO	5.000%	9/1/31	15,050	16,752
	California GO	5.000%	3/1/32	1,155	1,377
[3]	California GO	5.250%	8/1/32	9,765	12,257
	California GO	5.000%	3/1/33	3,000	3,530
	California GO	5.000%	4/1/33	5,545	5,814
	California GO	4.000%	8/1/33	5,000	5,258
	California GO	5.000%	8/1/33	16,100	17,845
	California GO	5.000%	3/1/34	1,500	1,758
	California GO	5.000%	12/1/34	5,000	5,921
	California GO	5.000%	3/1/35	6,130	7,163
	California GO	5.000%	4/1/35	1,125	1,287
	California GO	5.000%	8/1/35	1,170	1,289
	California GO	5.000%	9/1/35	13,255	14,630
	California GO	4.000%	3/1/36	8,695	9,286
	California GO	3.000%	10/1/36	5,400	5,176
	California GO	5.000%	4/1/37	3,000	3,592
	California GO	3.000%	10/1/37	4,750	4,482
	California GO	5.000%	10/1/37	10,000	11,884
	California GO	5.000%	10/1/39	1,500	1,720
	California GO	4.000%	3/1/40	4,710	4,959
	California GO	3.000%	11/1/40	4,500	4,152
	California GO	5.000%	9/1/41	9,000	10,567
	California GO	4.000%	10/1/41	18,000	18,974
	California GO	5.000%	10/1/41	3,465	4,044
	California GO	3.000%	11/1/41	5,500	5,067
	California GO	4.000%	4/1/42	1,500	1,587
	California GO	5.000%	4/1/42	1,500	1,674
	California GO	5.000%	4/1/42	5,000	5,902
	California GO	5.000%	8/1/45	7,280	7,772

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	3,575	3,909
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	8,275	8,444
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/42	1,115	1,197
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,600	2,617
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/46	3,000	3,046
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/47	1,555	1,656
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/47	10,435	8,221
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	4,965	5,154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	2,500	2,510
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	5,000	5,375
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	8,000	8,576
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/50	15,000	14,720
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/51	14,260	14,276
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	10,000	10,013
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	2,000	2,063
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	29,100	32,163
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/35	6,941	7,110
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/35	3,923	3,795
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	8/20/36	2,465	2,329
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	13,800	14,041
[7]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	1.680%	8/1/24	1,500	1,483
[7]	California Infrastructure & Economic Development Bank Recreational Revenue PUT, SIFMA Municipal Swap Index Yield + 0.700%	2.030%	6/1/26	1,000	987
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	2,235	2,365
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/46	2,470	1,982
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	8,000	7,299
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/51	9,095	9,041
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/41	5,100	5,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,000	3,397
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	7,329
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	1,500	1,799
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,779
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,181
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	2,000	2,351
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	9,200	9,486
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Project)	4.000%	5/1/41	1,500	1,572
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,000	1,190
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,395	1,636
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,500	1,742
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,250	1,324
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,020	1,193
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/36	4,000	4,282
[8]	California State Public Works Board Lease (Appropriation) Revenue	4.000%	8/1/37	610	641
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/40	4,140	4,811
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	4.000%	11/1/38	2,920	3,096
	California State University College & University Revenue	5.000%	11/1/34	2,020	2,257
	California State University College & University Revenue	5.000%	11/1/36	6,010	6,690
	California State University College & University Revenue	5.000%	11/1/37	1,025	1,176
	California State University College & University Revenue	5.000%	11/1/38	2,100	2,274
	California State University College & University Revenue	5.000%	11/1/43	3,190	3,435
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/39	1,000	905
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/46	1,000	1,004
[5]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.500%	12/1/58	2,500	2,564
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	4.000%	7/1/48	4,000	4,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	8,315	9,792
[3]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	6,200	6,670
	Chaffey Joint Union High School District GO	5.250%	8/1/47	3,290	3,596
[3]	Charter Oak Unified School District GO, Prere.	5.000%	8/1/25	5,270	5,759
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,050	1,135
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/33	3,130	3,370
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/34	1,100	1,183
[3]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/35	865	929
	Chino Valley Unified School District GO	4.000%	8/1/55	5,000	5,067
[3]	Chula Vista Elementary School COP	2.000%	9/1/46	6,500	4,354
[3]	Chula Vista Elementary School COP	2.000%	9/1/51	3,500	2,212
	Clovis Unified School District GO, Prere.	5.000%	8/1/23	2,390	2,472
[5]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/51	9,950	7,969
	Coast Community College District GO	3.000%	8/1/39	4,300	4,062
	Corona-Norco Unified School District GO, Prere.	5.000%	8/1/25	6,625	7,256
[5]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,250	4,465
	Downey Unified School District	3.000%	8/1/46	5,720	4,822
	Downey Unified School District	3.000%	8/1/47	6,240	5,219
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	7,000	7,896
[3]	East Side Union High School District GO	3.000%	8/1/34	4,600	4,498
	Foothill-De Anza Community College District GO	4.000%	8/1/34	2,185	2,279
	Foothill-De Anza Community College District GO	4.000%	8/1/35	2,000	2,074
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,625	1,564
	Foothill-De Anza Community College District GO	3.000%	8/1/38	750	722
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	1,781
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,408
[3]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,155	1,294
	Fresno Unified School District GO	3.000%	8/1/55	6,500	5,340
	Gavilan Joint Community College District GO	3.000%	8/1/45	10,215	8,775
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/51	1,750	1,430
	Glendale CA Community College District GO	0.000%	8/1/33	1,405	957
	Grossmont Union High School District GO	4.000%	8/1/29	1,775	1,890
	Grossmont Union High School District GO	4.000%	8/1/30	1,750	1,855
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	2,025	2,047
[3]	Hacienda La Puente County CA Unified School District COP	4.000%	6/1/45	5,855	5,936
[1]	Hayward Unified School District GO	5.000%	8/1/40	9,000	9,970
[1]	Hayward Unified School District GO	4.000%	8/1/43	6,500	6,593
[3]	Hayward Unified School District GO	4.000%	8/1/45	12,000	12,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO	4.000%	8/1/46	2,250	2,282
[1]	Hayward Unified School District GO	4.000%	8/1/48	6,100	6,155
[3]	Hayward Unified School District GO	4.000%	8/1/50	18,000	18,175
[1]	Hayward Unified School District GO	4.000%	8/1/50	7,515	7,606
	Irvine Unified School District GO	2.250%	9/1/49	7,775	5,430
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/44	1,200	1,217
[1]	Irvine Unified School District Special Tax Revenue	4.000%	9/1/54	2,750	2,771
	Kern Community College District GO	3.000%	8/1/46	10,000	8,445
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/42	1,000	957
	Lodi CA Unified School District GO	2.000%	8/1/43	5,000	3,563
	Lodi CA Unified School District GO	3.000%	8/1/46	2,500	2,131
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/37	4,365	4,644
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/42	1,500	1,586
	Los Angeles CA Unified School District GO	5.000%	7/1/35	375	420
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	6,000	6,711
	Los Angeles CA Unified School District GO	5.000%	7/1/36	535	597
	Los Angeles CA Unified School District GO	4.000%	7/1/38	2,500	2,585
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,000	1,025
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	4,090	4,423
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	4,815	5,199
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	2,600	2,656
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	9,150	10,435
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	8,215	9,348
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,155	1,363
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,000	1,173
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/41	2,220	2,598
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/43	10,500	10,893
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	4,800	3,620
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/30	4,685	5,075
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/31	7,180	7,765
	Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agency Tax Allocation Revenue (Long Beach Project Area)	5.000%	8/1/32	6,465	6,985
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,000	2,311
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,000	2,297
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,500	4,007
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	7,000	7,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	3,500	3,997
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	1,500	1,703
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	6,000	6,060
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	500	615
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,208
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	1,205	1,449
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	3,000	3,489
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,000	3,480
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,165	1,357
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	1,465	1,703
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	1,200	1,375
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,555	1,645
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	6,040	6,872
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	5,000	5,423
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	5,000	5,888
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	5,000	5,858
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	5,000	5,841
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	7,000	7,783
	Los Angeles Department of Water Revenue	5.000%	7/1/50	10,000	11,359
	Los Angeles Unified School District GO	4.000%	7/1/46	6,885	6,967
[1]	Lynwood CA Unified School District GO	3.000%	8/1/48	3,500	2,983
	Marin Municipal Water District Water Revenue	4.000%	6/15/45	15,435	15,668
	Mesa Water District COP	4.000%	3/15/40	325	339
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,500	1,495
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,000	997
[7]	Metropolitan Water District of Southern California Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.140%	1.470%	5/21/24	1,500	1,495
[4]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,025	3,355
[1]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/40	350	358
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/55	4,930	4,878
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	5,520	5,920
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/50	7,750	6,411
	Oakland CA GO	5.000%	1/15/35	4,105	4,399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oakland Unified School District GO	5.000%	8/1/30	1,000	1,084
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/38	1,335	1,380
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/39	1,000	1,030
[3]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	7,000	6,263
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/40	1,000	1,027
[1]	Oakland Unified School District/Alameda County GO	4.000%	8/1/41	1,000	1,024
	Oxnard Union High School District GO	5.000%	8/1/45	2,505	2,774
	Oxnard Union High School District GO	4.000%	8/1/47	6,750	6,827
	Palomar Health GO	0.000%	8/1/37	5,415	2,960
[9]	Palomar Health GO	7.000%	8/1/38	10,000	11,996
[3]	Pittsburg Unified School District GO	4.000%	8/1/46	875	886
[3]	Pittsburg Unified School District GO	4.000%	8/1/51	1,000	1,011
	Poway Unified School District GO	0.000%	8/1/51	20,000	5,903
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,870	6,438
	Riverside Community College District GO, Prere.	5.000%	8/1/25	5,555	6,092
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	8,330	9,262
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	10,000	11,119
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/33	4,345	4,606
[3]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project)	4.000%	10/1/34	4,000	4,198
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	1,250	1,268
	Riverside County Transportation Commission Highway Revenue, Prere.	5.750%	6/1/23	3,000	3,107
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/47	1,265	1,471
[3]	Sacramento CA City Unified School District GO	4.000%	8/1/49	4,000	4,056
[1]	Sacramento CA City Unified School District GO	5.500%	8/1/52	5,135	5,948
[10]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/28	15,815	13,113
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	3,750	4,107
	San Bernardino County CA (Capital Facilities Projects) COP, ETM	6.875%	8/1/24	5,745	6,058
	San Diego CA Unified School District GO	0.000%	7/1/33	2,500	1,704
	San Diego CA Unified School District GO	0.000%	7/1/35	3,605	2,241
	San Diego CA Unified School District GO	0.000%	7/1/37	14,000	8,444
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,025	1,171
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,000	1,084
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	7,200	7,189
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	16,000	17,455
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	5,450	5,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/45	6,000	6,889
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/41	1,000	1,172
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	4,000	4,625
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,149
	San Dieguito Union High School District GO	4.000%	8/1/42	7,805	8,040
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	4,960	5,291
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/25	1,820	1,941
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/36	2,250	2,207
	San Francisco Bay Area Rapid Transit District Sales Tax	3.000%	7/1/44	3,000	2,639
	San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,147
	San Francisco CA City & County GO	5.000%	6/15/34	2,330	2,820
	San Francisco CA City & County GO	4.000%	6/15/44	7,895	8,130
[2,5]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	1.730%	8/4/22	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/30	7,675	8,296
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	8,225	9,080
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	7,500	8,268
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,050	5,119
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,145	6,743
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	7,000	7,490
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	9,700	10,426
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	13,240	14,674
	San Francisco Community College District GO	3.000%	6/15/45	3,850	3,242
	San Francisco Community College District GO	4.000%	6/15/45	4,665	4,703
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	5,000	5,062
	San Francisco Municipal Transportation Agency Transit Revenue	5.000%	3/1/51	3,450	3,886
	San Francisco Unified School District GO	4.000%	6/15/35	1,000	1,050
	San Francisco Unified School District GO	4.000%	6/15/36	2,505	2,611
	San Francisco Unified School District GO	3.000%	6/15/39	2,000	1,859
	San Francisco Unified School District GO	3.000%	6/15/40	2,000	1,815
[3]	San Jacinto Unified School District COP	5.000%	9/1/37	1,850	2,108
[3]	San Jacinto Unified School District COP	5.000%	9/1/39	1,020	1,153
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/42	575	578
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/44	200	200
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	3,750	3,877
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,400	1,511

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	1,650	1,781
	San Jose Evergreen Community College District GO	3.000%	9/1/35	1,225	1,218
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	4,640	4,734
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	6,030	6,130
	San Mateo Union High School District GO, Prere.	4.000%	9/1/25	6,240	6,667
	San Ramon Valley CA Unified School District GO, Prere.	4.000%	8/1/25	2,200	2,347
	San Ramon Valley Fire Protection District COP	4.000%	8/1/45	2,500	2,541
	San Ramon Valley Fire Protection District COP	4.000%	8/1/50	2,635	2,667
[3]	Sanger Unified School District COP	5.000%	6/1/45	5,500	6,007
	Santa Ana Unified School District GO	4.000%	8/1/48	1,430	1,447
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,500	2,330
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/50	6,000	6,136
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.125%	7/1/46	5,500	3,832
	Santa Monica Public Financing Authority Lease Revenue (City Yards Project)	2.250%	7/1/51	6,500	4,404
	Santa Monica-Malibu Unified School District	3.000%	8/1/42	1,585	1,405
[3]	Santa Rosa High School District GO	5.000%	8/1/43	3,265	3,544
[3]	Simi Valley Unified School District GO	0.000%	8/1/29	1,495	1,223
	Solano County Community College District GO	3.000%	8/1/50	3,100	2,549
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/42	1,000	1,030
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	5.250%	6/1/46	1,500	1,705
	Southwestern Community College District	3.000%	8/1/40	2,000	1,809
	Southwestern Community College District GO, Prere.	5.000%	8/1/25	7,800	8,555
	State Center Community College District GO	3.000%	8/1/39	2,600	2,401
	State Center Community College District GO	3.000%	8/1/41	5,250	4,765
[3]	Stockton Unified School District GO	4.000%	8/1/39	1,715	1,785
[3]	Stockton Unified School District GO	5.000%	8/1/42	4,650	4,858
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	5,000	5,156
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	7,800	7,974
[1]	Twin Rivers Unified School District GO, Prere.	5.000%	2/1/24	2,000	2,099
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/45	1,375	1,228
	Union Sanitary District Financing Authority Lease Revenue	3.000%	9/1/50	1,500	1,302
	United Water Conservation District COP	4.000%	10/1/45	1,635	1,662
	United Water Conservation District COP	4.000%	10/1/50	2,150	2,176
	University of California College & University Revenue	4.000%	5/15/35	5,000	5,147
	University of California College & University Revenue	5.000%	5/15/35	10,045	11,190
	University of California College & University Revenue	5.250%	5/15/37	3,000	3,165
	University of California College & University Revenue	5.000%	5/15/38	1,000	1,122
	University of California College & University Revenue	5.000%	5/15/38	2,000	2,374

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/38	10,000	10,545
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,180
	University of California College & University Revenue	4.000%	5/15/40	4,265	4,459
	University of California College & University Revenue	5.000%	5/15/44	2,820	2,953
	University of California College & University Revenue	5.000%	5/15/46	3,105	3,352
	University of California College & University Revenue	4.000%	5/15/47	21,145	21,647
	University of California College & University Revenue	4.000%	5/15/50	22,755	23,168
	University of California College & University Revenue	3.000%	5/15/51	25,035	20,860
	University of California College & University Revenue	4.000%	5/15/51	10,000	10,169
	University of California College & University Revenue	5.000%	5/15/58	15,000	16,542
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	7,000	8,050
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/42	10,000	11,438
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	5,000	5,659
	Vacaville Unified School District GO	4.000%	8/1/45	1,000	1,014
[3]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,428
	Vallecitos Water District COP	2.250%	8/1/46	2,000	1,438
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/31	5,110	5,515
	Washington Township Health Care District GO	5.500%	8/1/38	5,125	5,380
	West Contra Costa Unified School District GO	5.000%	8/1/45	8,280	8,768
	West Contra Costa Unified School District GO	5.000%	8/1/45	4,250	4,500
	West Sonoma County Union High School District GO	5.000%	8/1/49	1,000	1,106
[3]	Western Placer Unified School District COP	4.000%	8/1/41	5,365	5,434
					1,730,247
Colorado (2.2%)
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/30	1,100	1,170
	Adams & Weld Counties CO School District No. 27J Brighton GO	4.000%	12/1/31	1,515	1,609
	Adams & Weld Counties School District No. 27J Brighton	4.000%	12/1/38	1,370	1,440
	Adams & Weld Counties School District No. 27J Brighton	4.000%	12/1/39	1,000	1,047
[3]	Castle Oaks Metropolitan District No. 3 GO	4.000%	12/1/50	1,180	1,177
	Colorado COP	5.000%	9/1/33	1,510	1,761
	Colorado COP	5.000%	12/15/33	4,760	5,569
	Colorado COP	4.000%	12/15/34	4,995	5,237
	Colorado COP	6.000%	12/15/40	5,000	6,338
	Colorado COP	6.000%	12/15/41	3,570	4,513
	Colorado COP	5.250%	3/15/42	5,000	5,527
	Colorado COP	4.000%	3/15/44	3,700	3,757
	Colorado COP	4.000%	3/15/46	6,000	6,061
	Colorado COP, Prere.	4.000%	11/1/23	12,675	13,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	5.000%	12/1/38	1,000	1,096
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue	4.000%	12/1/48	2,500	2,503
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (American Academy Project)	5.000%	12/1/55	5,000	5,580
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/51	750	642
	Colorado Educational & Cultural Facilities Authority Charter School Aid Revenue (Aspen View Academy Project)	4.000%	5/1/61	1,350	1,110
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/43	4,750	5,127
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	7,035	7,563
[8]	Colorado Health Facilities Authority	4.000%	5/15/52	7,500	7,525
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	3,020	3,305
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	2,080	2,098
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	3,500	3,521
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/39	1,625	1,631
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,200	1,337
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/40	7,500	7,649
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/42	1,500	1,296
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	19,750	20,996
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	11/15/51	7,960	6,507
[8]	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue (Frasier Project)	4.000%	5/15/48	1,000	826
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	5,000	5,058
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	7,000	7,113
[8]	Colorado Housing and Finance Authority	5.250%	11/1/52	2,500	2,723
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/39	1,000	1,151
[3]	Commerce City CO Sales Tax Revenue	5.000%	8/1/44	4,000	4,254
	Denver City & County School District No. 1	3.000%	12/1/43	2,565	2,241
	Denver City & County School District No. 1 GO	5.000%	12/1/40	5,000	5,873
	Denver City & County School District No. 1 GO	5.000%	12/1/41	5,000	5,853
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/43	5,000	5,515
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	10,605	11,511
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	7,415	8,019
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	9,700	8,958
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,120	3,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	6,560	5,038
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	1,400	1,469
[7]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	1.878%	9/1/24	700	694
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/38	1,070	1,260
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/39	3,000	3,526
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/40	3,600	4,220
	El Paso County School District No. 2 Harrison GO	5.000%	12/1/41	2,150	2,512
	Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork GO, Prere.	4.000%	12/15/25	4,515	4,833
	Jefferson County School District R-1	4.000%	12/15/37	2,220	2,323
[3]	Midcities Metropolitan District No. 2 Ad Valorem Property Tax Revenue	4.000%	12/1/46	5,000	5,013
	Park Creek Metropolitan District Tax Increment/Allocation Revenue	5.000%	12/1/46	5,750	6,335
	Regional Transportation District COP	5.000%	6/1/31	3,000	3,379
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/32	5,000	6,139
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/36	4,440	4,901
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/33	1,865	2,160
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/34	2,560	2,956
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/35	1,860	2,143
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/36	2,850	3,277
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/37	4,085	4,689
	Routt County School District Re-2 Steamboat Springs GO	5.000%	12/1/38	4,440	5,083
	Thornton CO COP	4.000%	12/1/39	3,000	3,100
	University of Colorado College & University Revenue	4.000%	6/1/38	10,000	10,308
	University of Colorado College & University Revenue	4.000%	6/1/39	5,500	5,648
	University of Colorado College & University Revenue	4.000%	6/1/51	4,000	4,055
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	4,285	4,740
	Waterview II Metropolitan District GO	5.000%	12/1/41	1,250	1,200
	Weld County School District No. 6 Greeley GO	5.000%	12/1/33	4,095	4,743
	Weld County School District No. 6 Greeley GO	4.000%	12/1/34	4,370	4,769
	Weld County School District No. 6 Greeley GO	5.000%	12/1/34	3,255	3,758
	Weld County School District No. 6 Greeley GO	5.000%	12/1/36	4,155	4,747
	Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	3,015	3,384
					332,526
Connecticut (0.9%)
	Connecticut GO	5.000%	4/15/28	5,000	5,773
	Connecticut GO	3.000%	1/15/33	1,090	1,084
	Connecticut GO	4.000%	6/1/33	850	910
	Connecticut GO	4.000%	6/1/34	2,500	2,638

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	6/1/34	1,425	1,512
	Connecticut GO	4.000%	6/15/34	4,000	4,114
	Connecticut GO	4.000%	1/15/35	1,705	1,799
	Connecticut GO	3.000%	6/1/35	1,000	953
	Connecticut GO	4.000%	1/15/36	9,230	9,638
	Connecticut GO	4.000%	6/1/36	1,000	1,035
	Connecticut GO	4.000%	1/15/37	4,520	4,706
	Connecticut GO	3.000%	6/1/38	2,000	1,845
	Connecticut GO	4.000%	6/1/38	750	774
	Connecticut GO	3.000%	1/15/39	4,710	4,323
[1]	Connecticut GO	5.000%	4/15/39	5,050	5,670
	Connecticut GO	3.000%	1/15/40	4,790	4,338
	Connecticut GO	4.000%	6/15/41	300	309
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/15/44	100	101
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue	3.000%	11/15/50	3,295	3,294
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	10	11
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	3,250	3,805
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	3,825	4,050
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,500	5,268
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	5,500	6,415
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,250	2,338
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	6,500	6,717
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	7,640	7,874
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/38	1,305	1,345
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	2,580	2,654
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,200	1,234
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	3,685	3,777
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,235	1,265
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	2,385	2,702
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	1,530	1,743
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	2,000	1,930
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,750	1,737
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	2,500	2,471
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,925	1,893

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,250	1,223
	Connecticut State Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	1,755	1,708
	Metropolitan Council GO	4.000%	9/1/33	2,500	2,720
	Metropolitan Council GO	4.000%	9/1/34	2,100	2,246
	Metropolitan District GO	5.000%	7/15/33	1,045	1,180
	Metropolitan District GO	5.000%	7/15/36	1,750	1,963
	Metropolitan District GO	4.000%	7/15/37	1,000	1,036
	Metropolitan District GO	4.000%	7/15/40	1,115	1,142
	Rocky Hill CT GO	3.000%	1/15/35	1,615	1,587
	Rocky Hill CT GO	3.000%	1/15/36	1,565	1,522
					130,372
Delaware (0.2%)
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/31	45	53
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/32	150	177
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/33	155	182
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	165	192
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	165	191
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	165	190
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	165	189
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	165	189
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	171
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	165	187
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	180	204
[8]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	175	198
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	1,000	945
	Delaware State Economic Development Authority Electric Power & Light Revenue (NRG Energy Project) PUT	1.250%	10/1/25	310	293
	Delaware State Health Facilities Authority Health, Hospital, Nursing Home Revenue (Bayhealth Medical Center Project)	4.000%	7/1/40	4,040	4,095
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	8,940	9,363
	University of Delaware College & University Revenue	5.000%	11/1/41	2,490	3,044
	University of Delaware College & University Revenue	5.000%	11/1/42	1,840	2,253
	University of Delaware College & University Revenue	5.000%	11/1/43	1,000	1,225
	University of Delaware College & University Revenue	5.000%	11/1/43	1,540	1,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	1,990	2,042
					27,270
District of Columbia (1.6%)
	District of Columbia Appropriations Revenue	5.000%	12/1/30	1,000	1,174
	District of Columbia Appropriations Revenue	5.000%	12/1/32	1,000	1,162
	District of Columbia Appropriations Revenue	5.000%	12/1/34	2,200	2,526
	District of Columbia Charter School Aid Revenue	5.000%	6/1/50	1,500	1,535
	District of Columbia Charter School Aid Revenue	5.000%	6/1/55	1,000	1,019
	District of Columbia College & University Revenue	3.000%	4/1/40	700	604
	District of Columbia College & University Revenue	3.000%	4/1/41	750	637
	District of Columbia College & University Revenue	5.000%	4/1/46	1,500	1,610
	District of Columbia College & University Revenue	5.000%	10/1/47	7,000	7,322
	District of Columbia GO	5.000%	6/1/28	2,750	2,972
	District of Columbia GO	4.000%	6/1/34	6,000	6,267
	District of Columbia GO	5.000%	10/15/37	5,000	5,688
	District of Columbia GO	5.000%	6/1/42	5,235	5,707
	District of Columbia Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	9,235	9,709
	District of Columbia Income Tax Revenue	5.000%	3/1/34	8,020	9,362
	District of Columbia Income Tax Revenue	5.000%	3/1/36	5,325	6,181
	District of Columbia Income Tax Revenue	4.000%	3/1/37	9,675	10,125
[8]	District of Columbia Income Tax Revenue	5.000%	12/1/37	10,000	12,025
	District of Columbia Income Tax Revenue	4.000%	3/1/39	20,100	20,781
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/36	3,775	3,951
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/36	3,705	4,044
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	2,650	2,759
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/39	3,500	3,616
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	2,150	2,168
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/47	1,000	1,051
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,735	15,885
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	13,300	13,312
[3]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	2,650	2,632
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	53,080	49,940
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/37	1,250	1,282
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/38	1,300	1,328
	Metropolitan Washington Airports Authority Port, Airport & Marina Revenue	4.000%	10/1/39	1,000	1,017
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	5,025	5,697
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/38	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	4.000%	10/1/40	1,170	1,192
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/36	1,400	1,345
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/38	4,000	4,125
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/39	7,500	8,614
	Washington Metropolitan Area Transit Authority Transit Revenue	3.000%	7/15/40	4,000	3,644
					234,522
Florida (5.1%)
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/44	10,075	10,422
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	1,200	1,099
	Alachua County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/46	2,500	2,289
	Brevard County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/52	7,500	8,153
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	6,000	6,256
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,000	1,014
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/49	3,270	3,326
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	12/15/54	1,400	1,421
	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	8/1/55	845	872
[5]	Capital Trust Agency Inc. Charter School Aid Revenue	5.000%	7/1/56	11,430	11,235
[3]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	3,000	2,542
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	4,000	4,159
[3]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,400	3,497
	Davie FL General Fund Revenue	4.000%	10/1/46	2,000	2,038
	Davie FL General Fund Revenue	4.000%	10/1/51	2,450	2,492
	Escambia County FL Sales Tax Revenue	5.000%	10/1/43	8,930	9,901
	Escambia County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	18,470	17,634
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,036
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/39	1,050	1,081
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/40	1,135	1,165
	Florida Atlantic University Finance Corp. Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,100	1,127
	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	395	404
[8]	Florida Development Finance Corp. Charter School Aid Revenue	5.000%	7/1/51	650	626
	Florida GO	4.000%	6/1/33	15,995	16,717
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/35	350	357

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/36	400	407
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	4.000%	2/1/37	400	406
	Florida Gulf Coast University Financing Corp. Local or Guaranteed Housing Revenue (Housing Project)	3.000%	2/1/39	785	665
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	3,185	3,267
	Florida Housing Finance Corp. Local or Guaranteed Housing Revenue	3.000%	7/1/51	6,640	6,637
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/33	6,075	6,768
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	8,235	9,110
[1]	Herons Glen Recreation District	4.000%	5/1/45	515	534
[1]	Herons Glen Recreation District	4.000%	5/1/50	1,000	1,030
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/36	1,070	1,105
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	8,945	9,845
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/34	5,955	5,808
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/35	6,135	5,950
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	1,500	1,303
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	13,130	13,417
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/45	2,000	1,929
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/50	5,550	5,235
	Hillsborough County IDA Health, Hospital, Nursing Home Revenue (Tampa General Hospital Project)	4.000%	8/1/55	9,175	8,512
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,440	1,572
	Jacksonville FL Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	1,065	1,160
	Jacksonville FL Health, Hospital, Nursing Home Revenue (Brooks Rehabilitation Project)	5.000%	11/1/50	5,000	5,234
	Jacksonville FL Sales Tax Revenue, Prere.	5.000%	10/1/22	2,000	2,012
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,300	1,475
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,630	1,823
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/35	2,015	2,071
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	6,940	7,424
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/31	1,015	1,105
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/31	1,635	1,772
[1]	Miami Beach FL Parking Auto Parking Revenue	5.000%	9/1/40	1,850	1,994

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/32	2,905	3,165
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/33	1,500	1,619
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/34	1,640	1,759
[1]	Miami FL Parking System Auto Parking Revenue	4.000%	10/1/35	1,770	1,894
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/36	3,490	3,907
[3,5]	Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Project)	5.000%	1/1/37	3,000	3,345
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/32	7,095	7,810
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/41	20,480	22,128
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	4.000%	10/1/39	2,250	2,276
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/35	3,600	3,665
	Miami-Dade County FL Aviation Revenue Port, Airport & Marina Revenue	4.000%	10/1/40	5,405	5,446
	Miami-Dade County FL GO	3.000%	7/1/34	10,330	10,277
	Miami-Dade County FL GO	5.000%	7/1/37	4,465	5,097
	Miami-Dade County FL GO	5.000%	7/1/38	5,735	6,528
	Miami-Dade County FL GO	4.000%	7/1/40	4,420	4,530
	Miami-Dade County FL GO	5.000%	7/1/48	2,000	2,245
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/35	3,370	3,634
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	10	10
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,775	4,057
	Miami-Dade County FL Health, Hospital, Nursing Home Revenue	5.000%	6/1/37	12,610	13,525
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	10,000	10,060
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	2,560	2,575
	Miami-Dade County FL Miscellaneous Revenue	4.000%	4/1/38	3,680	3,792
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/32	11,860	12,473
	Miami-Dade County FL Transit System Sales Tax Revenue	3.000%	7/1/37	4,885	4,689
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/37	6,545	6,738
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	1,750	1,790
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/42	5,120	5,280
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	9,100	9,102
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/46	1,215	1,324
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,400	3,417
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/51	4,445	4,510
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,125	3,188
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	1,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	885	951
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/46	1,070	1,054
	Miami-Dade County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/51	4,080	3,947
	Miami-Dade County IDA Local or Guaranteed Housing Revenue	5.000%	6/1/48	10,000	9,717
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	5,000	5,225
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.750%	10/1/23	5,150	5,396
	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/43	15,000	14,897
[3]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	14,864
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	4,575	4,753
	North Broward Hospital District Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	3,555	3,650
	North Sumter County Utility Dependent District Water Revenue	5.000%	10/1/32	5,095	5,955
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	7,500	7,921
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	17,500	17,115
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/36	2,335	2,572
[3]	Orlando FL Tourist Development Tax Lease Revenue	5.000%	11/1/38	3,160	3,480
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	6,000	6,884
[4]	Osceola County Expressway Authority Highway Revenue, 6.250% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	7,540	8,696
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,955	8,385
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	500	436
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/47	1,000	1,043
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	5,750	5,676
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/52	1,425	1,480
	Palm Beach County Health Facilities Authority Health, Hospital, Nursing Home Revenue	4.250%	6/1/56	1,800	1,524
	Palm Beach County School District COP	5.000%	8/1/31	10,000	10,532
	Palm Beach County School District COP	5.000%	8/1/38	5,000	5,660
	Palm Beach County School District COP	5.000%	8/1/39	5,000	5,659
[3]	Pasco County School Board COP	5.000%	8/1/33	2,050	2,386
[3]	Pasco County School Board COP	5.000%	8/1/43	5,840	6,555
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.000%	12/15/48	3,285	3,356
[5]	Pinellas County Educational Facilities Authority Charter School Aid Revenue	5.125%	12/15/53	2,355	2,411
	Putnam County FL Development Authority Electric Power & Light Revenue	5.000%	3/15/42	12,000	13,204

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sarasota County Health Facilities Authority Health, Hospital, Nursing Home Revenue (Sunnyside Village Project)	5.000%	5/15/48	3,550	3,696
	Sarasota County Public Hospital District Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	15,000	16,023
	Seminole County IDA Health, Hospital, Nursing Home Revenue (Legacy Pointe at UCF Project)	5.500%	11/15/49	9,000	8,308
	South Broward Hospital District Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	5,220	4,531
	South Miami Health Facilities Authority Inc. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	16,535	17,472
	St. Johns River Power Park Electric Power & Light Revenue	5.000%	10/1/37	4,500	4,509
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/30	3,370	3,672
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/31	2,610	2,843
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/32	2,250	2,449
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	5,280	5,742
	Tampa FL Appropriations Revenue	2.125%	10/1/44	4,830	3,540
	Tampa FL Appropriations Revenue	2.000%	10/1/46	2,330	1,594
	Tampa FL Appropriations Revenue	2.250%	10/1/51	18,560	12,790
	Tampa FL Appropriations Revenue	2.500%	10/1/51	1,000	733
	Tampa FL Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,130	3,323
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/26	1,000	1,003
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/28	1,700	1,705
	Tampa FL Miscellaneous Taxes Revenue	5.000%	9/1/29	2,050	2,056
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/35	400	244
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/36	2,000	1,164
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/38	3,000	1,581
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/41	1,200	541
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/42	1,150	487
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	2,150	768
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	9,775	11,073
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	12,010	13,517
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	4,655	5,052
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	7,500	8,082
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/37	10,655	11,846
	West Palm Beach FL Appropriations Revenue	5.000%	10/1/40	11,000	12,160
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	5,215	5,849
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	1,500	1,682
[1]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	6,000	6,637
					760,232
Georgia (2.6%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/40	2,500	2,647
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	5,500	5,802

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brookhaven Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	10,073
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/38	1,000	1,056
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/40	2,000	2,085
	Bulloch County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/41	1,000	1,037
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/45	1,120	1,135
	Carroll City-County Hospital Authority Health, Hospital, Nursing Home Revenue (Tanner Medical Center Project)	4.000%	7/1/50	1,450	1,444
	Clarke County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	3,275	3,334
	Clayton County Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/39	955	1,092
	Clayton County Development Authority Local or Guaranteed Housing Revenue	3.000%	7/1/41	1,000	882
	Clayton County Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/42	1,000	1,023
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/42	7,425	7,897
	Cobb County Kennestone Hospital Authority Health, Hospital, Nursing Home Revenue RAN	5.000%	4/1/47	6,510	6,885
	Coweta County Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,990	5,383
	Coweta County Water & Sewage Authority Water Revenue	2.125%	6/1/46	2,000	1,370
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/33	1,370	1,420
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/38	1,250	1,259
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/39	1,430	1,441
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/40	1,000	1,006
	Dalton Board of Water Light & Sinking Fund Commissioners Electric Power & Light Revenue	4.000%	3/1/41	1,000	1,006
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/34	785	799
	Dalton Board of Water Light & Sinking Fund Commissioners Multiple Utility Revenue	4.000%	3/1/35	1,000	1,017
[10]	Dalton Downtown Development Authority Health, Hospital, Nursing Home Revenue	5.500%	8/15/26	2,610	2,757
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/36	3,060	3,067
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,185	1,213
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,360	1,388
	DeKalb Private Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,000	1,018

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Downtown Savannah Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	1,750	1,925
	Fayette County GA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	15,000	15,838
	Forsyth County School District GO	5.000%	2/1/38	2,000	2,255
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	1,875	1,913
	Fulton County Development Authority Health, Hospital, Nursing Home Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/49	10,000	9,871
	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,400	5,511
[5]	Fulton County Residential Care Facilities for the Elderly Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/56	2,500	1,843
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	4.000%	2/15/42	5,000	5,016
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project)	5.000%	2/15/45	5,000	5,247
	Gainesville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue (Northeast Georgia Health System Project), Prere.	5.500%	2/15/25	10,000	10,927
	Gainesville School District GO	4.000%	11/1/33	1,000	1,095
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	1,625	1,666
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	4,945	5,058
	Gainsville & Hall County Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	2/15/51	5,000	3,801
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	5,000	5,227
	Georgia Municipal Electric Authority Nuclear Revenue	4.000%	1/1/49	3,175	3,094
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/50	4,000	4,250
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,250	5,488
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/49	250	244
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	24,000	25,189
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	4,500	4,666
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	13,750	14,402
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	11,500	12,126
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	23,000	23,231
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	3,000	3,082
	Glynn-Brunswick Memorial Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/47	3,420	3,500
	Henry County School District	4.000%	8/1/30	540	575
	Henry County School District, Prere.	4.000%	8/1/26	4,480	4,835
	Main Street Natural Gas Inc. Natural Gas Revenue	5.500%	9/15/25	15,000	16,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/34	1,250	1,341
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/36	1,250	1,370
	Main Street Natural Gas Inc. Natural Gas Revenue	5.000%	5/15/43	2,500	2,631
[2]	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/23	2,030	2,069
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/2/24	19,615	20,418
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/26	9,745	9,961
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	9/1/27	17,465	18,117
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/28	6,555	6,688
	Main Street Natural Gas Inc. Natural Gas Revenue PUT	4.000%	12/1/29	4,820	4,882
[8]	Main Street Natural Gas Inc. PUT	5.000%	6/1/29	3,450	3,696
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/34	5,420	5,342
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/36	12,000	13,156
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/37	2,500	2,368
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	15,835	17,334
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/38	4,335	4,069
	Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/34	4,320	5,042
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/37	1,000	1,014
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/40	1,030	1,036
	Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	540	540
	Private Colleges & Universities Authority College & University Revenue	4.000%	6/1/45	750	742
	Richmond County Hospital Authority Health, Hospital, Nursing Home Revenue (University Health Services Project)	4.000%	1/1/34	5,000	5,100
					395,494
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/33	1,315	1,407
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/34	1,500	1,602
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	1,040	1,109
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,000	1,065
	Guam Government Waterworks Authority Water Revenue	5.000%	1/1/50	3,000	3,195
	Guam Income Tax Revenue	5.000%	12/1/46	1,500	1,580
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/31	3,555	3,772
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	790	833
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	675	654
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,360	1,269
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,005	1,131

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	1,000	1,130
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/34	1,115	1,248
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/38	1,350	1,437
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	2,375	2,520
				23,952
Hawaii (1.0%)
Hawaii Department of Budget & Finance Health, Hospital, Nursing Home Revenue	5.500%	7/1/38	4,360	4,494
Hawaii GO	4.000%	10/1/27	3,770	4,015
Hawaii GO	4.000%	4/1/31	7,500	7,941
Hawaii GO	4.000%	10/1/31	6,770	7,217
Hawaii GO	5.000%	1/1/33	3,140	3,540
Hawaii GO	5.000%	1/1/35	7,740	8,666
Hawaii GO	5.000%	1/1/37	18,720	20,886
Hawaii GO	5.000%	1/1/38	7,015	7,810
Hawaii GO, Prere.	4.000%	10/1/25	3,770	4,027
Hawaii Harbor System Port, Airport & Marina Revenue	4.000%	7/1/39	1,855	1,931
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/38	2,770	3,125
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/39	3,155	3,545
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,565	2,878
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/40	2,000	2,300
Hawaii Highway Fund Miscellaneous Taxes Revenue	5.000%	1/1/41	2,000	2,292
Honolulu City & County Board of Water Supply	3.000%	7/1/51	5,920	5,085
Honolulu HI City & County GO	4.000%	10/1/32	4,980	5,200
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/29	9,610	10,117
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/34	1,000	1,073
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/36	2,510	2,644
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	10,000	10,925
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	4.125%	7/1/32	10,000	10,241
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/32	10,000	11,570
Maui County HI GO	4.000%	3/1/36	1,375	1,462
Maui County HI GO	4.000%	3/1/37	685	724
Maui County HI GO	4.000%	3/1/38	1,500	1,580
				145,288
Idaho (0.2%)
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	1,260	1,351
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/36	4,200	4,577
Idaho Health Facilities Authority Health, Hospital, Nursing Home Revenue (St. Luke's Health System Project)	5.000%	3/1/37	3,060	3,325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	4.750%	7/1/44	6,630	6,707
	Idaho Health Facilities Authority Revenue (Kootenai Health Project)	5.000%	7/1/47	15,180	15,855
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/38	2,500	2,574
	Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	2,450	2,519
					36,908
Illinois (4.2%)
	Champaign County Community Unit School District No. 4 Champaign GO	0.000%	1/1/28	550	473
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/33	1,000	1,076
	Champaign County Community Unit School District No. 4 Champaign GO	5.000%	1/1/34	2,000	2,266
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/34	1,000	1,067
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/35	1,290	1,364
	Champaign County Community Unit School District No. 4 Champaign GO	4.000%	6/1/36	1,575	1,654
[10]	Chicago Board of Education GO	5.500%	12/1/26	5,895	6,406
[10]	Chicago Board of Education GO	0.000%	12/1/27	9,270	7,868
[10]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,728
[10,11]	Chicago Board of Education GO	0.000%	12/1/30	5,000	3,728
[6]	Chicago Board of Education GO	5.500%	12/1/30	3,640	4,226
[10]	Chicago Board of Education GO	0.000%	12/1/31	15,000	10,675
[10,11]	Chicago Board of Education GO	0.000%	12/1/31	2,435	1,823
[3]	Chicago Board of Education GO	5.000%	12/1/31	625	681
[3]	Chicago Board of Education GO	5.000%	12/1/32	1,500	1,629
	Chicago Board of Education GO	5.000%	12/1/32	1,400	1,518
	Chicago Board of Education GO	5.000%	12/1/33	1,560	1,680
	Chicago Board of Education GO	5.000%	12/1/34	1,000	1,069
[3]	Chicago Board of Education GO	5.000%	12/1/35	1,000	1,077
	Chicago Board of Education GO	5.000%	12/1/36	2,800	2,978
	Chicago Board of Education GO	4.000%	12/1/39	13,500	13,116
	Chicago Board of Education GO	5.000%	12/1/39	750	791
[5]	Chicago Board of Education GO	7.000%	12/1/46	1,815	2,070
	Chicago Board of Education GO	4.000%	12/1/47	6,500	6,019
	Chicago IL GO	5.000%	1/1/26	2,390	2,504
	Chicago IL GO	4.000%	1/1/40	11,457	11,219
	Chicago IL GO	4.000%	1/1/49	13,632	12,948
[3]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,000	2,174
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	2,500	2,652
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	13,410	13,776
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	7,800	8,031
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/34	1,325	1,371
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,672
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	3,000	3,075
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	2,300	2,350

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/37	25,000	25,927
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,000	1,019
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	1,100	1,121
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	6,145	6,538
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	3,400	3,606
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	12,000	13,030
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	9,000	9,092
[1]	Chicago Park District GO	5.000%	1/1/40	6,505	6,833
	Chicago Park District GO, Prere.	5.500%	1/1/24	2,000	2,108
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	8,000	8,742
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	4,400	4,583
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	9,500	9,289
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	16,500	18,072
	Cook County Community College District No. 508 GO	5.125%	12/1/38	4,250	4,324
[1]	Cook County Community College District No. 508 GO	5.000%	12/1/47	12,500	13,264
	Cook County Forest Preserve District GO	5.000%	12/15/32	1,000	1,002
	Cook County Forest Preserve District GO	5.000%	12/15/37	2,500	2,506
	Cook County IL GO	5.000%	11/15/31	450	516
	Cook County IL GO	5.000%	11/15/32	295	336
	Cook County IL GO	5.000%	11/15/33	290	329
	Cook Kane Lake & McHenry Counties Community College District No. 512 GO	3.000%	12/15/32	9,000	9,115
	Illinois Finance Authority College & University Revenue	5.000%	10/1/32	1,000	1,212
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	10,000	10,544
	Illinois Finance Authority College & University Revenue	5.000%	10/1/34	1,000	1,207
	Illinois Finance Authority College & University Revenue	5.000%	9/1/36	1,000	1,045
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/32	3,080	3,163
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/33	1,110	1,135
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	5,000	5,276
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/34	5,000	5,660
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/34	2,800	2,852
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	3,640	4,159
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	2,120	2,403
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/36	2,670	2,731
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	3,000	3,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	3,000	3,025
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,000	2,009
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	2,000	2,001
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/40	2,000	1,992
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,000	2,131
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	2,000	1,978
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.125%	5/15/43	2,840	2,858
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/44	225	223
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	20,000	20,853
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,409
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	5/15/47	9,065	9,125
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/50	3,500	3,395
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	2,500	2,357
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/51	2,000	1,886
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/55	3,400	3,073
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/56	815	760
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.125%	5/15/23	410	421
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	5/15/23	1,310	1,346
	Illinois GO	5.000%	2/1/25	2,065	2,152
	Illinois GO	5.000%	1/1/27	3,510	3,772
	Illinois GO	5.000%	6/1/27	1,010	1,092
	Illinois GO	5.000%	9/1/27	2,000	2,202
	Illinois GO	5.000%	11/1/27	3,080	3,393
	Illinois GO	5.000%	12/1/27	500	551
	Illinois GO	4.000%	3/1/28	3,000	3,157
	Illinois GO	5.000%	11/1/28	4,710	5,153
	Illinois GO	5.500%	1/1/30	445	511
	Illinois GO	5.000%	5/1/30	545	595
	Illinois GO	5.250%	7/1/30	5,000	5,129
[3]	Illinois GO	5.250%	2/1/33	5,200	5,369
[3]	Illinois GO	5.500%	7/1/33	3,350	3,444
	Illinois GO	4.000%	12/1/33	4,000	4,021
[3]	Illinois GO	5.250%	2/1/34	3,125	3,234
	Illinois GO	4.250%	12/1/37	4,500	4,525
	Illinois GO	4.000%	3/1/39	1,050	1,018
	Illinois GO	5.500%	3/1/42	3,000	3,399
	Illinois Sales Tax Revenue	5.000%	6/15/27	3,145	3,386
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,000	3,449
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	1,210	1,328

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,000	1,056
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	16,725	17,763
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	2,000	2,254
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	2,500	2,534
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/34	150	159
	Kane Cook & DuPage etc Counties Community College District No. 509 Elgin GO	4.000%	12/15/35	500	531
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/24	2,715	2,546
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/25	10,010	9,238
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/31	17,500	12,710
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/31	17,500	12,422
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/32	7,500	5,196
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/33	7,500	4,941
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	10,350	6,652
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	4,870	2,971
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	4,500	2,408
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	500	220
[10]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	5,000	2,215
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/40	500	214
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/41	500	208
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/41	500	203
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	7,490	7,246
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	6,000	2,312
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	2,010	1,912
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	10,000	9,386
	Metropolitan Pier & Exposition Authority Appropriations Revenue (Mccormick Place Expansion Project)	5.500%	6/15/53	1,000	1,039
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,000	4,713
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	6,000	6,229
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	11,500	3,081
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/46	3,600	3,647
	Metropolitan Water Reclamation District of Greater Chicago GO	4.000%	12/1/51	4,740	4,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	6,375	7,051
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/27	115	117
	Will County Community High School District No. 210 Lincoln-Way GO	5.000%	1/1/29	9,100	9,211
[1]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	16,500	11,975
	Will County School District No. 122 GO	4.000%	10/1/32	1,000	1,085
	Will County School District No. 122 GO	4.000%	10/1/33	1,390	1,499
					622,972
Indiana (1.0%)
	Carmel Local Public Improvement Bond Bank Indirect Ad Valorem Property Revenue	5.000%	7/15/33	9,215	10,140
	Hammond Multi-School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/38	3,000	3,238
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/41	7,565	7,923
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/51	13,000	13,506
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,135
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,824
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	6.000%	11/15/23	10,000	10,506
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	6,130	6,674
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	12,610	13,710
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	8,780	9,535
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,712
	Indiana Finance Authority Water Revenue	5.000%	10/1/41	11,335	12,277
	Indiana Finance Authority Water Revenue	5.000%	10/1/46	7,140	7,687
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	2/1/33	2,500	2,614
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,161
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,731
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/36	1,805	1,781
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/37	1,860	1,814
	IPS Multi-School Building Corp. Lease (Abatement) Revenue	3.000%	7/15/38	1,500	1,435
	Northern Indiana Commuter Transportation District Transit Revenue	5.000%	7/1/32	1,300	1,437
	Purdue University College & University Revenue	5.000%	7/1/32	6,945	7,408
	Purdue University College & University Revenue	5.000%	7/1/33	5,575	5,942
	Purdue University College & University Revenue	5.000%	7/1/34	4,810	5,122
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	1,000	924
					144,236

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Iowa (0.1%)
	Iowa Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/51	3,000	2,449
	Iowa Finance Authority Industrial Revenue PUT	4.000%	12/1/32	3,000	3,098
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/45	3,375	3,231
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	5,450	5,122
	Iowa Tobacco Settlement Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,115	3,919
					17,819
Kansas (0.2%)
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/30	5,000	5,299
	Johnson County Unified School District No. 233 Olathe GO	4.000%	9/1/31	4,000	4,214
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/31	4,975	5,103
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/32	5,225	5,359
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/33	1,610	1,651
	Kansas Development Finance Authority Lease (Appropriation) Revenue	5.000%	5/1/34	1,590	1,631
	University of Kansas Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	6,165	6,597
					29,854
Kentucky (0.9%)
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	375	371
	Ashland KY Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	375	370
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	6,700	7,045
	Kentucky Economic Development Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/46	5,300	5,534
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,000	1,121
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/35	725	810
	Kentucky Public Energy Authority Natural Gas Revenue	4.000%	12/1/24	4,350	4,469
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	4/1/24	12,310	12,551
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	1/1/25	11,475	11,697
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	5,515	5,667
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/25	470	483
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	6/1/26	4,310	4,408
	Kentucky Public Energy Authority Natural Gas Revenue PUT	4.000%	2/1/28	10,700	10,959
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.450% coupon rate effective 7/1/23	0.000%	7/1/34	2,010	2,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Kentucky Public Transportation Infrastructure Authority Highway Revenue, 6.750% coupon rate effective 7/1/23	0.000%	7/1/43	10,000	11,110
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	12,625	13,075
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	5,000	5,188
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/35	1,000	1,065
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 122)	4.000%	11/1/38	1,000	1,046
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/29	2,500	2,913
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/30	3,180	3,755
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/31	1,250	1,492
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/32	1,335	1,585
	Louisville/Jefferson County Metropolitan Government	4.000%	4/1/38	1,500	1,590
	Louisville/Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue (UOFL Health Project)	5.000%	5/15/52	16,500	17,295
	Louisville-Jefferson County Metropolitan Government Health, Hospital, Nursing Home Revenue	5.000%	10/1/37	1,500	1,624
	University of Kentucky College & University Revenue	3.750%	4/1/34	2,730	2,881
					132,351
Louisiana (0.6%)
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/30	1,420	1,600
[3]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/32	1,580	1,768
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/26	3,185	3,498
[3]	Lafayette Consolidated Government Telecom Revenue	5.000%	11/1/28	1,280	1,403
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/31	1,280	1,375
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/32	1,520	1,632
[3]	Lafayette LA Utilities Electric Power & Light Revenue	4.000%	11/1/34	1,190	1,257
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	5,180	5,546
[1]	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue (LCTCS Act 360 Project)	5.000%	10/1/30	13,065	14,919
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	4,265	4,480
	Louisiana Public Facilities Authority College & University Revenue (Tulane University Project)	5.000%	12/15/46	2,685	2,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,380	2,577
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	2,500	2,700
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,630	2,834
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	3,245	3,463
	Louisiana Public Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,586
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/28	4,000	4,122
	Louisiana Stadium & Exposition District Miscellaneous Revenue	5.000%	7/1/29	3,135	3,231
	Louisiana State University & Agricultural & Mechanical College & University Revenue, Prere.	5.000%	7/1/23	505	521
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/36	1,305	1,450
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/37	1,510	1,675
[3]	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/41	2,000	2,195
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.125%	7/1/24	1,215	1,203
	St. John Parish the Baptist LA Industrial Revenue (Marathon Oil Corp. Project) PUT	2.375%	7/1/26	1,625	1,557
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/35	1,710	1,836
	St. Tammany Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue (St. Tammany PSH Hospital Project)	5.000%	7/1/48	5,000	5,259
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	470	466
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	1,025	1,015
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	1,105	1,091
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	745	733
	Tangipahoa Parish Hospital Service District No. 1 Health, Hospital, Nursing Home Revenue	4.000%	2/1/42	965	939
					89,774
Maine (0.4%)
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/35	895	899
	Lower Kennebec Regional School Unit No. 1 GO	3.250%	11/1/36	1,000	1,001
	Maine Governmental Facilities Authority Lease (Appropriation) Revenue	4.000%	10/1/33	5,000	5,403
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/46	1,250	1,218
	Maine Health & Higher Educational Facilities Authority College & University Revenue	4.000%	7/1/51	4,820	4,648
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	5,100	5,412
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,250	2,380
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,270	1,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maine Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	3,020	3,177
	Maine Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	11/1/34	1,660	1,757
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,520	1,570
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/37	1,640	1,707
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/38	3,155	2,956
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,850	1,905
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/39	3,310	3,060
	Maine Turnpike Authority Highway Revenue	3.000%	7/1/40	2,470	2,259
	Portland ME General Airport Port, Airport & Marina Revenue	4.000%	1/1/36	1,355	1,359
	University of Maine College & University Revenue	5.500%	3/1/52	4,475	5,155
	University of Maine College & University Revenue	5.500%	3/1/57	5,845	6,734
	University of Maine College & University Revenue	5.500%	3/1/62	7,640	8,802
					62,673
Maryland (1.9%)
	Anne Arundel County MD GO	5.000%	4/1/29	2,505	2,971
	Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,027
	Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,311
	Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,018
	Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,362
	Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,007
	Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,317
	Anne Arundel County MD GO	4.000%	10/1/39	1,935	2,082
	Anne Arundel County MD GO	5.000%	10/1/46	3,000	3,415
	Baltimore MD Sewer Revenue (Wastewater Projects)	4.000%	7/1/44	2,000	2,039
	Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	5,000	5,238
	Frederick County MD Tax Allocation Revenue	3.750%	7/1/39	1,410	1,268
	Howard County MD GO	4.000%	2/15/33	8,200	8,688
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	4.000%	9/1/49	5,905	6,052
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	3.250%	9/1/50	10,710	10,765
	Maryland Community Development Administration Local or Guaranteed Housing Revenue	5.000%	9/1/52	7,000	7,573
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/26	110	123
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	115	131
	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	495	580
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/28	115	133
	Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/29	7,500	7,771
[8]	Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/29	105	123
	Maryland Department of Transportation Lease Revenue	4.000%	12/1/32	3,650	3,897
	Maryland GO	5.000%	3/15/25	4,715	5,119

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland GO	4.000%	6/1/29	14,935	15,429
	Maryland GO	5.000%	8/1/34	15,000	17,834
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/30	1,575	1,818
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,000	2,265
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/36	300	328
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	3,140	3,192
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/38	155	155
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	7,000	6,904
[5,7]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.540%	1.870%	12/8/27	14,415	14,415
	Maryland Stadium Authority Appropriations Revenue	5.000%	6/1/52	6,110	6,889
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/35	1,010	1,075
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/37	1,740	1,811
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/38	1,090	1,122
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/39	1,500	1,523
	Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/40	2,000	2,022
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	3,000	3,509
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/37	1,500	1,431
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/38	1,750	1,851
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/40	3,710	3,425
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/40	2,525	2,636
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/41	2,420	2,511
	Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	12,685	11,181
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/37	5,000	5,300
	Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/39	4,250	4,445
	Prince George's County MD COP	5.000%	10/1/43	15,780	17,129
	Prince George's County MD GO	5.000%	7/15/33	20,250	23,346
	Prince George's County MD GO	5.000%	7/15/34	10,000	11,495
	Prince George's County MD GO	5.000%	7/15/37	2,025	2,314
	Prince George's County MD GO	5.000%	7/15/39	2,805	3,193
	Prince George's County MD GO	5.000%	7/15/40	1,500	1,704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University System of Maryland College & University Revenue	5.000%	4/1/30	6,180	7,111
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/15/32	14,725	15,722
	Washington Suburban Sanitary Commission Water Revenue	4.000%	6/1/34	7,315	7,622
					289,717
Massachusetts (3.7%)
	Ashland KY GO	3.000%	8/1/47	4,000	3,538
	Ashland KY GO	3.000%	8/1/52	3,500	3,019
	Bristol County MA GO	4.000%	6/1/51	5,000	5,014
[8]	Brockton MA	4.000%	8/1/47	5,000	5,014
	Commonwealth of Massachusetts GO	4.000%	9/1/31	12,500	13,191
	Commonwealth of Massachusetts GO	4.000%	9/1/32	7,620	8,022
	Commonwealth of Massachusetts GO	3.000%	11/1/35	3,000	2,918
	Commonwealth of Massachusetts GO	5.000%	1/1/38	5,200	5,812
	Commonwealth of Massachusetts GO	3.000%	2/1/38	16,000	15,034
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,700	3,442
	Commonwealth of Massachusetts GO	2.000%	9/1/42	5,715	4,199
	Commonwealth of Massachusetts GO	5.000%	7/1/45	1,500	1,710
	Commonwealth of Massachusetts GO	3.000%	4/1/48	22,500	19,360
	Commonwealth of Massachusetts GO	5.000%	9/1/48	15,000	16,712
	Commonwealth of Massachusetts GO	5.000%	1/1/49	8,000	8,893
	Commonwealth of Massachusetts GO	3.000%	4/1/49	5,000	4,279
	Commonwealth of Massachusetts GO	2.750%	3/1/50	13,225	10,399
	Commonwealth of Massachusetts GO	2.000%	4/1/50	10,500	6,822
	Commonwealth of Massachusetts GO	2.125%	4/1/51	5,000	3,319
[10]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	7,190	8,176
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	5,420	6,269
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/52	10,000	11,482
	Harvard MA GO	3.000%	8/15/36	1,260	1,222
	Harvard MA GO	3.000%	8/15/37	1,210	1,166
	Hingham MA GO	3.000%	2/15/36	810	788
	Leominster MA GO	3.000%	3/1/52	1,250	1,047
	Lowell MA GO	2.000%	9/1/38	1,340	1,034
	Lowell MA GO	4.000%	8/1/39	1,645	1,714
	Lowell MA GO	2.000%	9/1/39	1,445	1,100
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	1,000	1,245
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,474
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	5,355	5,625
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	6,170	6,459
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	6,160	6,408
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,715	8,601
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	7,000	7,927
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,055	2,250
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,000	3,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,000	3,322
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	2,500	2,757
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	4,640	4,662
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	2,000	2,473
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	4,800	5,058
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	3,015	3,172
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	5,000	5,192
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	3,500	3,721
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,845	4,613
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	700	658
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	3,400	4,246
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	1,000	915
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,270	3,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	40	46
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,760	5,086
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	40	45
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	45	51
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	45	51
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,990	2,109
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,500	1,629
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	3,000	3,103
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	2,790	2,971
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	3,000	3,165
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	7,500	7,966
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	10,200	10,729
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	5,000	4,661
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	1,000	918
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	2,000	1,989
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	7,530	6,556
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/33	755	889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/34	700	821
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/35	750	877
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,605	1,861
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	910	1,052
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	750	865
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,500	2,799
	Massachusetts School Building Authority Sales Tax Revenue	4.750%	8/15/32	13,340	14,263
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	5,000	4,619
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	12,120	14,021
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/40	7,000	7,282
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	7,500	8,332
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	10,000	11,355
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	23,405	25,995
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	375	398
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	500	526
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	600	625
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	1,025	1,061
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,250	1,286
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	750	768
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/47	550	559
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/52	1,050	1,064
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	1,145	1,311
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	4,000	4,554
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,500	3,977
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	5,640	6,336
	Milford MA GO	2.250%	12/1/44	2,000	1,469
	Milford MA GO	2.125%	12/1/48	5,000	3,379
	Milford MA GO	2.500%	12/1/51	3,000	2,157
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	6,465	5,509
	Quincy MA GO	5.000%	6/1/50	1,000	1,145
[3]	Springfield MA GO	3.000%	3/1/33	1,080	1,082
	Swampscott MA GO	3.000%	3/1/52	5,855	4,885
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/35	2,000	2,286

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,879
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/37	3,210	3,648
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/38	3,000	3,397
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	6,015	6,789
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	1,000	1,115
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	45,000	50,294
	Waltham MA GO	2.500%	10/15/50	5,000	3,577
	Weymouth MA GO	2.000%	9/15/41	1,180	868
	Weymouth MA GO	2.000%	9/15/45	3,000	2,060
	Weymouth MA GO	2.250%	9/15/50	4,420	2,994
[3]	Worcester MA GO	3.000%	2/1/36	6,795	6,464
[3]	Worcester MA GO	3.000%	2/1/37	3,690	3,473
	Worcester MA GO	2.000%	2/1/41	7,400	5,551
	Worcester MA GO	2.000%	2/1/42	7,465	5,517
					553,656
Michigan (2.9%)
	Ann Arbor School District GO	3.000%	5/1/32	5,975	6,065
	Ann Arbor School District GO	3.000%	5/1/33	6,150	6,190
	Ann Arbor School District GO	3.000%	5/1/35	6,525	6,388
[3]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	2,250	2,497
[12]	East Lansing School District GO	5.000%	5/1/39	1,000	1,106
[12]	East Lansing School District GO	5.000%	5/1/42	2,000	2,203
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/33	1,090	1,201
[1]	Eastern Michigan University College & University Revenue	5.000%	3/1/36	1,055	1,156
[12]	Grand Blanc Community Schools GO	5.000%	11/1/30	2,750	3,274
	Grand Traverse County Hospital Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	2,500	1,921
[3]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	10,000	10,452
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	24,995	26,750
	Ingham County Building Authority Lease Revenue	3.000%	5/1/35	4,025	3,932
[12]	Jackson MI Public Schools GO	5.000%	5/1/31	1,000	1,143
	Kalamazoo County MI GO	3.000%	5/1/34	2,290	2,294
	Kalamazoo County MI GO	3.000%	5/1/35	1,185	1,183
	Kalamazoo County MI GO	3.000%	5/1/36	1,210	1,202
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	17,330	17,742
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/41	3,300	3,554
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/45	3,000	3,212
	Kentwood Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	750	642
[12]	Lake Orion Community School District GO	4.000%	5/1/35	1,000	1,074
[12]	Lake Orion Community School District GO	4.000%	5/1/37	1,000	1,053
	Macomb Interceptor Drain Drainage District	5.000%	5/1/42	8,360	9,215
	Michigan (Environmental Program) GO	4.000%	5/1/29	17,425	18,599
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	6,750	6,546
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	5,300	5,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/45	1,000	982
	Michigan Finance Authority College & University Revenue (Kettering University Project)	4.000%	9/1/50	1,000	967
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/35	1,000	1,149
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/36	2,750	3,148
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	2,345	2,377
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	8,080	8,228
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/37	3,010	3,427
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	8,500	8,902
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	17,355	17,595
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	8,000	8,093
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	1,875	2,029
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/48	14,000	14,759
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/51	15,610	15,335
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	2/1/25	5,000	5,361
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.850%	2.180%	12/1/24	7,500	7,545
[7]	Michigan Finance Authority Health, Hospital, Nursing Home Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	2.230%	12/1/25	2,500	2,521
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	12/1/22	4,000	4,047
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/24	6,000	6,362
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	12/1/29	210	235
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	13,195	13,799
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	6,000	6,705
	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	5,000	4,974
[1]	Michigan Finance Authority Lease Revenue	4.000%	11/1/55	6,000	6,009
	Michigan Finance Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,500	1,677
	Michigan Finance Authority Tobacco Settlement Funded Revenue	4.000%	6/1/49	4,000	3,785
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	10,070	11,319
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	500	542
	Michigan State Building Authority	3.000%	10/15/51	10,000	8,313
	Michigan State Building Authority Appropriations Revenue (Facilities Program)	5.000%	4/15/35	1,435	1,636
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	2,245	2,453
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,005	2,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	8,000	8,502
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	3,070	3,337
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	2,100	2,233
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.000%	10/15/25	1,475	1,621
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Transportation Program)	4.000%	10/15/39	1,885	1,930
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	3.000%	10/1/32	1,000	988
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue	5.000%	6/1/53	2,620	2,839
	Michigan State University College & University Revenue	4.000%	2/15/44	5,000	5,048
	Michigan Strategic Fund Lease Revenue (Michigan Senate Offices Project)	5.250%	10/15/40	5,500	6,002
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	5,000	5,248
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	5,000	5,249
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	5,000	5,240
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,000	5,235
	Oakland University College & University Revenue	5.000%	3/1/41	1,000	1,110
	Oakland University College & University Revenue	5.000%	3/1/42	2,805	3,104
[8]	Oakland University College & University Revenue	5.000%	3/1/43	3,700	4,067
	Oakland-Macomb Interceptor Drain Drainage District	4.000%	7/1/31	2,690	2,945
	Rochester Community School District GO	3.000%	5/1/33	1,000	987
[12]	Rockford Public Schools GO	5.000%	5/1/44	1,225	1,334
	Royal Oak Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/39	8,255	8,685
	Royal Oak MI GO	5.000%	4/1/43	2,600	2,896
[12]	Saginaw City School District GO	4.000%	5/1/44	4,000	4,093
	Southfield MI GO	3.000%	5/1/33	1,000	1,001
	University of Michigan College & University Revenue	5.000%	4/1/34	1,000	1,150
	University of Michigan College & University Revenue	5.000%	4/1/35	3,520	4,039
	University of Michigan College & University Revenue	5.000%	4/1/36	2,500	2,863
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/32	625	738
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/33	990	1,164
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/34	1,000	1,166
[12]	Walled Lake Consolidated School District GO	5.000%	5/1/35	1,250	1,453
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	2,545	2,762
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,277
	Wayne State University College & University Revenue	5.000%	11/15/35	1,100	1,184
[3]	Western Michigan University College & University Revenue	5.000%	11/15/38	300	340
[3]	Western Michigan University College & University Revenue	5.000%	11/15/39	385	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Western Michigan University College & University Revenue	5.000%	11/15/40	325	367
[3]	Western Michigan University College & University Revenue	5.000%	11/15/46	2,000	2,223
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/27	3,675	4,090
[12]	Woodhaven-Brownstown School District GO	5.000%	5/1/28	3,705	4,115
					439,168
Minnesota (0.9%)
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	2/15/48	5,000	4,977
	Duluth Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/58	6,250	6,495
	Duluth Independent School District No. 709 COP	5.000%	2/1/26	2,200	2,423
	Duluth Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,282
	Hastings Independent School District No. 200 GO	0.000%	2/1/29	3,515	2,970
	Hennepin County MN GO	5.000%	12/15/34	10,675	12,261
	Minnesota (Legislative Office Facility Project) COP	5.000%	6/1/31	3,730	3,949
	Minnesota GO	5.000%	8/1/26	3,000	3,289
	Minnesota GO	5.000%	10/1/30	1,640	1,862
	Minnesota GO	5.000%	8/1/36	4,000	4,619
	Minnesota GO	4.000%	9/1/37	11,540	12,329
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/34	500	507
	Minnesota Higher Education Facilities Authority College & University Revenue	4.000%	10/1/35	400	404
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/38	3,895	3,934
	Minnesota Housing Finance Agency Appropriations Revenue	4.000%	8/1/39	2,415	2,429
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	9,005	9,000
[2]	Minnesota Municipal Gas Agency Natural Gas Revenue PUT	4.000%	12/1/27	2,130	2,213
	Moorhead Independent School District No. 152 GO	3.000%	2/1/32	2,110	2,137
	Moorhead Independent School District No. 152 GO	3.000%	2/1/33	2,170	2,195
	Moorhead Independent School District No. 152 GO	3.000%	2/1/34	2,245	2,261
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/32	275	303
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/33	385	420
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/34	370	397
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/35	500	535
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/36	500	528
	Nashwauk Keewatin Independent School District No. 319 GO	4.000%	2/1/37	500	526
	Prior Lake-Savage Independent School District No. 719 GO	0.000%	2/1/29	5,690	4,788
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/42	3,660	4,077

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rochester MN Electric Utility Electric Power & Light Revenue	5.000%	12/1/47	1,990	2,201
	Rochester MN Health, Hospital, Nursing Home Revenue	5.000%	11/15/57	3,000	3,381
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/31	2,125	2,128
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/32	2,370	2,353
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/33	2,260	2,226
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/34	2,975	2,868
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/35	1,925	1,821
	South Washington County MN Independent School District No. 833 GO	3.000%	2/1/36	3,250	3,032
	St. Cloud MN Health, Hospital, Nursing Home Revenue	5.000%	5/1/48	5,000	5,267
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	3,480	3,497
[3]	St. Paul Minnesota Housing & Redevelopment Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/47	5,000	5,262
	University of Minnesota College & University Revenue	5.000%	4/1/36	1,825	1,981
	Virginia Independent School District No. 706 GO	3.000%	2/1/34	2,790	2,802
	Virginia Independent School District No. 706 GO	3.000%	2/1/35	2,465	2,468
					134,397
Mississippi (0.2%)
	Mississippi Development Bank Lease Revenue (Jackson Public School District Project)	5.000%	4/1/28	1,980	2,170
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/41	5,175	5,369
	Mississippi Hospital Equipment & Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/46	9,900	10,190
	Mississippi State University Educational Building Corp. College & University Revenue, Prere.	5.250%	8/1/23	2,500	2,592
	University of Southern Mississippi College & University Revenue, Prere.	5.000%	3/1/23	4,490	4,582
					24,903
Missouri (1.6%)
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	1,745	1,789
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	3,040	3,097
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	4.000%	6/1/43	3,305	3,332
	Cape Girardeau County IDA Health, Hospital, Nursing Home Revenue	3.000%	3/1/46	1,500	1,100
[3]	Columbia MO Water & Electric System Electric Power & Light Revenue	3.000%	10/1/32	4,425	4,459
	Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	3.000%	2/15/46	2,250	1,657

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health & Educational Facilities Authority of the State of Missouri Health, Hospital, Nursing Home Revenue	4.000%	2/15/51	1,060	964
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,205	5,547
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,145	10,807
Jackson County Reorganized School District No. 7 GO	4.000%	3/1/38	8,000	8,395
Kansas City MO Appropriations Revenue	5.000%	9/1/34	2,660	3,091
Kansas City MO Appropriations Revenue	5.000%	9/1/35	3,285	3,800
Kansas City MO Appropriations Revenue	5.000%	9/1/44	4,560	5,003
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	2,944
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,360
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,033
Kansas City MO GO	4.000%	2/1/36	3,460	3,655
Kansas City MO GO	4.000%	2/1/37	1,000	1,052
Kansas City MO GO	4.000%	2/1/39	2,145	2,243
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/35	1,570	1,643
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/36	2,500	2,600
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/37	1,315	1,357
Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,574
Little Blue Valley Sewer District Revenue	4.000%	9/1/32	3,370	3,606
Little Blue Valley Sewer District Revenue	3.000%	9/1/35	3,705	3,540
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/30	3,380	3,648
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/31	2,000	2,159
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	2,190	2,500
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	6,785	7,323
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	3,130	3,410
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/48	2,000	2,266
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/49	5,100	5,696
Metropolitan St. Louis Sewer District Sewer Revenue	5.250%	5/1/52	4,250	5,006
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	3,215	3,483
Missouri Health & Educational Facilities Authority College & University Revenue	5.000%	5/1/45	1,500	1,561
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	3,400	3,958
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	2,110	1,914
Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,890	1,938

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/40	5,515	5,682
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	2,125	2,169
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	3,400	3,013
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	5,000	5,391
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/43	1,250	1,321
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	12,500	13,140
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/53	15,000	14,589
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/54	8,125	8,041
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	5/1/26	15,000	15,869
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.250%	5/1/51	1,785	1,799
	Missouri Housing Development Commission Local or Guaranteed Housing Revenue	3.000%	5/1/52	1,175	1,173
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	4,670	4,698
	St. Johns County IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	2,760	2,614
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/44	1,760	1,890
	St. Louis MO Airport Port, Airport & Marina Revenue	5.000%	7/1/49	1,500	1,602
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/23	1,370	1,339
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/25	1,240	1,144
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/26	1,370	1,225
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue	0.000%	7/15/29	1,155	923
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/23	1,185	1,159
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/25	1,070	987
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/26	1,185	1,059
[5,6]	St. Louis Municipal Finance Corp. Hotel Occupancy Tax Revenue (Conventional Center Project)	0.000%	7/15/29	1,000	799
[3]	St. Louis Municipal Finance Corp. Lease (Appropriation) Revenue	5.000%	10/1/49	9,500	10,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Missouri College & University Revenue	4.000%	11/1/33	5,000	5,148
					244,846
Montana (0.2%)
	Forsyth MT Industrial Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,540	3,564
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/33	1,685	1,774
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/35	1,050	1,098
	Lewis & Clark County MT School District No. 1 GO	4.000%	7/1/36	910	951
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	640	663
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,370	1,418
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/41	2,650	2,779
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	1,500	1,509
	Montana Facility Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	9,230	9,702
					23,458
Multiple States (0.0%)
[13]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.400%	1/25/36	3,796	3,813
Nebraska (0.5%)
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/28	4,100	4,488
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/36	1,780	1,990
	Central Plains Energy Project Natural Gas Revenue (Project No. 3)	5.000%	9/1/42	1,195	1,334
	Central Plains Energy Project Natural Gas Revenue (Project No. 4) PUT	5.000%	1/1/24	10,000	10,312
[2]	Central Plains Energy Project Natural Gas Revenue PUT	4.000%	8/1/25	14,770	15,320
	Central Plains Energy Project PUT	5.000%	10/1/29	5,840	6,288
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	1,250	1,390
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	1,000	1,064
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	2,000	2,120
	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	1,000	1,057
[7]	Douglas County NE College & University Revenue PUT, SIFMA Municipal Swap Index Yield + 0.530%	1.860%	9/1/26	3,965	3,971
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,178
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/33	1,000	1,178
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,755
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/34	1,500	1,755
	Omaha NE Sewer Revenue	4.000%	4/1/36	425	458
	Omaha NE Sewer Revenue	4.000%	4/1/37	375	400
	Omaha NE Sewer Revenue	4.000%	4/1/38	200	211

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Omaha NE Sewer Revenue	4.000%	4/1/39	125	131
	Omaha NE Sewer Revenue	4.000%	4/1/40	100	104
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/36	1,010	1,128
	Public Power Generation Agency Electric Power & Light Revenue	5.000%	1/1/31	10,800	11,519
	Scotts Bluff County Hospital Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/37	6,000	6,251
					75,402
Nevada (0.7%)
	Clark County NV GO	4.000%	6/1/30	10,000	11,125
	Clark County NV GO	4.000%	12/1/39	23,100	23,623
	Clark County School District GO	3.000%	6/15/37	3,500	3,189
	Clark County School District GO	3.000%	6/15/39	3,575	3,178
	Clark County School District GO	3.000%	6/15/41	3,000	2,597
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	15,000	16,505
	Las Vegas Convention & Visitors Authority Recreational Revenue	5.000%	7/1/28	425	479
	Las Vegas NV GO	4.000%	9/1/32	8,860	9,277
	Las Vegas NV GO	4.000%	9/1/33	9,220	9,629
	Las Vegas Valley Water District	4.000%	6/1/36	5,000	5,294
	Las Vegas Valley Water District	4.000%	6/1/37	3,000	3,155
	Las Vegas Valley Water District GO	5.000%	6/1/32	2,870	3,155
	Las Vegas Valley Water District GO	2.000%	6/1/39	3,000	2,254
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	5,000	5,290
	Nevada System of Higher Education College & University Revenue	4.000%	7/1/47	2,570	2,578
[1]	North Las Vegas NV GO	3.000%	6/1/31	1,845	1,872
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/38	1,325	1,359
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/39	1,000	1,022
	Washoe County NV Fuel Sales Tax Revenue	4.000%	2/1/40	1,275	1,300
					106,881
New Hampshire (0.2%)
	New Hampshire Business Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/51	5,000	4,895
	New Hampshire Health and Education Facilities Authority Act Health, Hospital, Nursing Home Revenue	4.000%	8/1/40	10,000	10,152
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/32	500	522
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/38	500	503
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	1,415	1,243
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/40	1,460	1,264
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/41	1,125	960
	New Hampshire Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/42	1,045	876
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/30	1,000	1,066

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/31	705	754
	New Hampshire Municipal Bond Bank Indirect Ad Valorem Property Revenue	4.000%	8/15/32	1,010	1,066
					23,301
New Jersey (3.6%)
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	5,000	5,068
[3]	Clifton Board Of Education GO	2.125%	8/15/43	5,000	3,603
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/43	2,000	2,038
[1]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/48	2,500	2,530
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,100	1,106
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	1,300	1,305
[1]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	875	879
	Essex County NJ GO	2.000%	9/1/46	3,900	2,615
	Essex County NJ GO	2.000%	9/1/48	3,900	2,555
[8]	Essex N County J	3.000%	8/15/34	3,000	2,931
[8]	Essex N County J	3.000%	8/15/35	3,000	2,894
[8]	Essex N County J	3.000%	8/15/36	3,000	2,861
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	7,000	7,070
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	3,500	3,517
	Hudson County NJ GO	3.000%	11/15/31	5,000	5,021
	Mahwah Township NJ GO	0.050%	1/15/33	2,250	1,572
[3]	Maple Shade Township School District GO	3.000%	7/15/35	1,425	1,345
	Mercer County NJ GO	0.050%	2/15/31	5,000	3,781
[10]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	16,500	18,877
[1]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	1,250	1,228
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,119
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/38	125	126
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/39	180	180
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/40	890	887
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/41	490	485
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	5,000	5,348
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	920	902
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	10,000	10,275
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,580	1,534
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	20,000	20,403

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/31	1,760	1,947
[3]	New Jersey Economic Development Authority College & University Revenue	4.000%	6/1/32	1,850	1,923
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	6,620	7,147
[5]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	2,000	2,195
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/29	4,365	4,932
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/34	350	357
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/38	1,750	1,357
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,080	2,243
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	650	701
	New Jersey GO	5.000%	6/1/29	1,950	2,256
	New Jersey GO	4.000%	6/1/30	6,050	6,648
	New Jersey GO	2.000%	6/1/33	15,000	12,614
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	5,755	6,308
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,065	3,331
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	335	299
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	180	159
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	285	251
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	220	192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	5,000	4,112
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	3,000	3,166
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	990	990
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	4,045	4,111
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	5,190	4,776
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	1,225	1,345
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	12,000	10,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,640	2,880
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	4,340	4,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,940	3,184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,555	2,767
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,559
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,435	2,538
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	17,000	12,208
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	3,045	3,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	2,620	2,856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	2,000	1,190
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,920	3,172
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	5,305	5,737
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,835	1,865
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,065	3,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	3,665	3,714
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,665	2,693
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,000	909
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,125	3,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/30	1,000	1,112
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/33	3,745	4,105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/34	2,310	2,520
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/36	4,120	4,191
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,500	2,513
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	7,000	7,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	2,500	2,662
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,300	5,528
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	10,050	10,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	15,325	15,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	21,010	20,800
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	2,250	2,304
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,250	1,359
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,250	1,367
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	3,250	3,291
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,750	1,768
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,000	4,963
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,500	2,687
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	2,750	2,219
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,850	6,782
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,500	5,842
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,250	1,336
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	12,000	13,266
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	5,000	5,512
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,000	3,276
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	17,170	17,911
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,000	9,955
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	12,075	12,233
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	11,995	12,750
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	18,000	16,399
[1]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	1,000	1,000
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,000	2,017
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	2,000	2,156
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,900	2,045
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	32,385	33,813
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	17,250	17,589
	Toms River Board of Education GO	3.000%	7/15/29	1,500	1,517
	Toms River Board of Education GO	3.000%	7/15/30	1,500	1,510
	Toms River Board of Education GO	3.000%	7/15/31	1,500	1,502
	Toms River Board of Education GO	3.000%	7/15/32	1,500	1,491
					532,568
New Mexico (0.7%)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/27	1,525	1,708

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Albuquerque Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,832
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/30	1,500	1,730
	New Mexico Finance Authority Lease Revenue	5.000%	6/15/31	2,505	2,875
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/33	6,705	6,830
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	4.000%	8/1/34	9,860	10,004
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/36	1,650	1,822
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue	5.000%	8/1/44	12,010	13,113
	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/22	12,025	12,025
[8]	New Mexico Mortgage Finance Authority	5.250%	3/1/53	2,280	2,521
[2]	New Mexico Municipal Energy Acquisition Authority Natural Gas Revenue PUT	5.000%	5/1/25	48,065	51,147
[5]	Winrock Town Center Tax Increment Development District No. 1 Tax Allocation Revenue	4.250%	5/1/40	2,750	2,443
					108,050
New York (13.8%)
[3]	Hempstead NY GO	4.000%	4/1/27	6,850	7,230
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	2,100	2,137
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	2,000	2,030
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,025	2,244
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,000	2,287
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	3,250	3,560
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	1,935	2,111
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	680	640
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	1,180	1,325
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	11,530	12,898
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	18,605	20,640
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/36	5,515	6,073
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,105	1,184
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	1,500	1,563
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,000	1,101
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,000	1,104
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,093
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,500	1,669
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,750	1,882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,400	1,523
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	6,000	6,244
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	1,000	1,120
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	6,030	6,262
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/31	10,000	10,615
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	2,590	2,842
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	2,000	2,094
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	6,000	6,016
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	11,105	11,489
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	5,035	5,133
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	1,000	978
[3]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	2,870	2,862
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,000	974
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	2,000	1,940
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	5,500	5,292
[1]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	7,000	6,868
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	9,500	9,107
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	6,000	6,377
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	3,000	3,122
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	3,000	3,217
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	13,127
[3,7]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	1.575%	4/1/24	1,245	1,226
[3,7]	Metropolitan Transportation Authority Transit Revenue PUT, 67% of SOFR + 0.550%	2.078%	4/1/24	1,750	1,724
[7]	Metropolitan Transportation Authority Transit Revenue PUT, SOFR + 0.330%	1.858%	4/1/24	2,850	2,782
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	11,935	12,263
	Monroe County Industrial Development Corp. Lease Revenue	5.000%	5/1/33	20	23
	Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	3,640	3,336
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	12,925	12,947
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,500	3,829
[3]	Nassau County NY GO	5.000%	7/1/32	2,740	3,104

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,575	2,492
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	4,405	3,784
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	3,000	2,308
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	9,280	8,932
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	3,953
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	2,000	1,512
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	5,000	4,117
[14]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	5/1/25	805	762
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	1,710	1,542
[3]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	1,670	1,383
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	3,295	2,907
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	2,500	2,493
[3]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	6,000	4,753
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/24	9,670	9,311
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/34	9,000	9,248
	New York City Municipal Water Finance Authority Revenue	3.500%	6/15/42	15,000	14,621
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/48	4,815	5,355
	New York City Municipal Water Finance Authority Revenue	5.000%	6/15/50	3,515	3,905
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	21,389
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	2,875	2,899
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	26,580	23,647
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	18,750	20,667
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	20,080	21,847
	New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	8,930	8,611
	New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	1,855	1,584
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	12,000	12,031
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	3,500	3,509
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	6,675	7,481
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	10,500	10,755

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/39	7,830	8,032
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	8,500	9,040
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	800	802
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	4,320	4,937
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,010	5,701
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	5,100	5,772
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	9,550	10,758
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	9,930	10,251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/40	7,245	6,544
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	4,000	3,439
New York City Transitional Finance Authority Future Tax Secured	4.000%	11/1/45	6,450	6,526
New York City Transitional Finance Authority Future Tax Secured	4.000%	5/1/47	12,000	12,105
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	17,055	19,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,500	2,533
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	4,315	4,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	15,675	17,505
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	11,560	12,886
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,000	3,177
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	7,000	7,571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,280	3,569
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	10,195	11,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	8,000	8,223
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	4,735	4,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	1,360	1,417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	7,000	8,027
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	7,080	7,221
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	5,500	5,680
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	25,790	28,970
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	3,000	3,424
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	6,060	6,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	15,000	17,449
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	5,000	4,675
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,500	4,623
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	1,500	1,552
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	5,000	5,188
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	10,000	10,319
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,100	4,237
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	11,124
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	4,530	4,648
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,725	2,823
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/39	3,455	3,562
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	5,150	5,749
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	8,000	8,182
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	4,685	4,260
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,310	2,565
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/40	10,500	10,758
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/40	5,000	5,119
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	6,875	7,662
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	5,000	5,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	4,745	5,259
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,021
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5,020	5,099
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,685	4,077
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	2,490	2,495
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	7,000	7,128
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	2,500	2,529
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	8,000	6,943
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	10,000	8,602
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/30	5,010	5,345
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	23,000	24,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	8,000	8,803
	New York City Water & Sewer System Water Revenue	5.250%	6/15/37	10,000	11,142
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	8,100	8,179
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	5,025	5,324
[2]	New York City Water & Sewer System Water Revenue VRDO	1.400%	11/1/31	5,000	4,267
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	3,500	1,502
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,130	5,384
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	6,180	1,771
[5]	New York Counties Tobacco Trust IV Tobacco Settlement Funded Revenue	6.250%	6/1/41	3,565	3,583
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.000%	9/15/43	5,555	4,865
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.125%	9/15/50	17,945	15,079
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.250%	9/15/52	3,780	3,159
	New York Liberty Development Corp. Economic Development Revenue (World Trade Center Project)	3.500%	9/15/52	1,310	1,079
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	10,000	9,508
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	10,000	9,209
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	1,535	1,325
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	4,530	3,590
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	5,300	4,380
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,655	12,398
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	11,490	8,945
[1]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	2,000	1,612
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	10,890	12,719
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.500%	10/1/52	1,580	1,605
[4]	New York NY GO	5.000%	12/1/25	1,000	1,071
	New York NY GO	4.000%	8/1/32	5,000	5,261
	New York NY GO	5.000%	8/1/33	1,000	1,132
	New York NY GO	5.000%	8/1/33	2,300	2,726
	New York NY GO	5.000%	10/1/33	1,770	2,024
	New York NY GO	5.000%	4/1/34	7,000	7,855
	New York NY GO	5.000%	12/1/34	16,310	17,899
	New York NY GO	3.000%	3/1/35	7,000	6,687
	New York NY GO	5.000%	10/1/35	5,020	5,570
	New York NY GO	5.000%	3/1/36	1,200	1,376
	New York NY GO	4.000%	8/1/36	2,635	2,744

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	3/1/37	3,070	3,470
	New York NY GO	5.000%	3/1/37	1,175	1,341
	New York NY GO	4.000%	8/1/37	11,000	11,391
	New York NY GO	5.000%	8/1/37	8,600	9,325
	New York NY GO	4.000%	10/1/37	5,840	6,042
	New York NY GO	5.000%	10/1/37	5,000	5,500
	New York NY GO	4.000%	3/1/38	6,950	7,168
	New York NY GO	5.000%	3/1/38	3,305	3,714
	New York NY GO	5.000%	8/1/38	5,430	6,135
	New York NY GO	5.000%	10/1/38	2,045	2,287
	New York NY GO	5.000%	12/1/38	14,545	15,801
	New York NY GO	4.000%	8/1/39	970	983
	New York NY GO	4.000%	3/1/40	2,000	2,028
	New York NY GO	4.000%	8/1/40	12,340	12,496
	New York NY GO	4.000%	8/1/40	1,795	1,817
	New York NY GO	4.000%	8/1/41	2,360	2,386
	New York NY GO	3.500%	4/1/46	3,110	2,943
	New York NY GO, Prere.	5.000%	10/1/22	5,120	5,151
	New York NY GO, Prere.	5.000%	10/1/22	5,260	5,291
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/33	1,150	1,364
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/34	1,195	1,405
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	5.000%	11/15/35	2,280	2,664
[3]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/52	4,950	5,031
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,538
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,761
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	75	80
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,000	1,091
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	2,000	2,011
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	4,900	6,157
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	10,000	10,133
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	1,310	1,226
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	3,000	3,330
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/37	330	348
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,570
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	6,000	6,017
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/52	2,500	2,516
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	10,000	10,743
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	7,030	7,170
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	7,410	8,132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	6,000	6,313
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	10,000	11,079
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	9,995	10,991
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	3,000	3,225
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	9,605	9,934
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	10,000	10,873
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	13,365	13,854
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	7,500	7,798
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	12,245	12,964
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	7,020	7,185
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	5,000	4,522
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	3,750	3,822
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	5,000	4,497
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	11,245	10,114
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,465	2,204
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	19,755	20,086
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	16,250	16,366
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	1,650	1,662
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	5,000	5,036
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	5,000	4,770
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	5
New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	40	44
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	5	6
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	10,661
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	6,030	6,978
New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,930	5,651
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	1,900	1,953
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	5,465	5,472
New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	5,065	5,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	5,010	5,547
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/33	3,000	3,318
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	11,103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	9,530	11,088
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	9,000	10,265
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	4,225	4,423
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,805	4,227
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	10,725	11,890
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,543
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	22,110	24,706
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	18,000	19,732
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	5,000	5,524
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,000	5,503
	New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/28	5	6
[1]	New York State Dormitory Authority School & District Revenue	5.000%	10/1/42	7,110	7,931
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	1,000	1,219
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/34	1,800	2,177
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	1,500	1,804
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	4,000	4,442
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/42	1,750	1,740
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.125%	11/1/47	3,500	3,473
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	4,500	3,345
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/31	6,285	6,291
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	3,095	3,185
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	3,850	3,926
	New York State Thruway Authority Highway Revenue	4.000%	1/1/43	4,350	4,382
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	1,000	1,006
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	10,000	10,034
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	4,500	4,491
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	4,750	4,681

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	9,385	7,479
[3]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,055	1,668
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	10,000	10,544
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/43	3,710	3,737
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	10,000	10,011
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	4,775	4,053
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,355	3,655
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	4,500	4,469
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/56	4,500	4,460
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	19,000	18,718
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	5,305	5,820
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,835	6,119
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	6,000	6,101
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	2,000	2,279
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	4,000	4,095
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	11,500	11,698
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	16,000	16,237
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	14,530	13,099
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	7,725	6,964
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	11,000	11,159
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,090	11,227
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	2,500	2,533
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,000	10,049
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	3,000	2,528
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,000	3,025
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	10,074
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	14,100	12,125
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	6,000	4,637
[3]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,435	4,326
	Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	3,000	3,375

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Oyster Bay NY GO	5.000%	8/1/31	1,100	1,315
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	4,050	4,421
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	2,000	2,176
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	5,140	5,340
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/37	5,685	5,904
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/38	7,075	7,289
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/39	4,815	4,922
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/41	1,000	1,019
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	3,000	3,288
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	10,750	10,752
[3]	Suffolk County NY GO	5.000%	5/15/31	4,000	4,732
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	1,245	1,219
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	6,725	7,445
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	7,035	7,753
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	8,295	8,283
	Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	4,500	4,915
	Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	15,000	14,922
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/35	2,510	2,964
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/36	2,445	2,877
[8]	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/38	5,500	6,392
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,550	7,549
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	4,330	4,847
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	1,000	1,149
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	22,425	25,096
	Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,654
[7]	Triborough Bridge & Tunnel Authority Transit Revenue PUT, SIFMA Municipal Swap Index Yield + 0.380%	1.405%	2/1/24	260	255
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,500	5,972
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/35	6,020	6,371
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	14,510	15,946
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	19,000	20,392
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	10,940	11,146

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Yonkers NY GO	5.000%	3/15/35	1,000	1,163
[3]	Yonkers NY GO	5.000%	3/15/37	1,000	1,153
					2,068,243
North Carolina (1.5%)
	Brunswick County NC Enterprise Systems Water Revenue	5.000%	4/1/32	800	936
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/33	500	546
	Brunswick County NC Enterprise Systems Water Revenue	4.000%	4/1/34	500	537
	Buncombe County NC Appropriations Revenue	5.000%	6/1/28	1,500	1,626
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/28	1,110	1,229
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/30	1,000	1,102
	Cabarrus County NC Appropriations Revenue	5.000%	4/1/32	1,825	2,001
	Cabarrus County NC Lease (Appropriation) Revenue	4.000%	6/1/34	1,000	1,050
	Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,534
	Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,577
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/41	2,500	2,527
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	3.000%	7/1/46	5,000	4,304
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/47	5,000	5,039
	Charlotte NC COP	3.000%	6/1/38	3,505	3,290
	Charlotte NC GO	2.000%	6/1/40	1,875	1,414
	Charlotte NC GO	2.000%	6/1/41	1,625	1,197
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	5,000	5,075
	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	1/15/43	5,000	5,036
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	5.000%	3/1/30	2,445	2,804
	Fayetteville NC Public Works Commission Electric Power & Light Revenue	4.000%	3/1/31	2,700	2,928
	Henderson County NC Lease (Appropriation) Revenue	4.000%	6/1/35	810	864
	Moore County NC Appropriations Revenue	3.000%	6/1/38	490	460
	Moore County NC Appropriations Revenue	3.000%	6/1/39	800	745
	Moore County NC Appropriations Revenue	3.000%	6/1/40	625	577
	New Hanover County NC Health, Hospital, Nursing Home Revenue, Prere.	4.000%	10/1/27	3,075	3,375
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	2,500	2,494
	North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/34	2,575	2,541
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	3,000	3,299
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	4,500	4,840
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	13,000	13,956
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/47	1,910	1,953
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	7/1/51	26,235	26,161
	North Carolina Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,910	2,988
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,100	1,124

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,610	1,641
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	7/1/45	3,650	3,660
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	5,210	5,239
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	3,515	3,069
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,350	1,216
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	3,600	3,754
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue	4.000%	1/1/52	3,000	2,725
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue (Salem Towne Project)	5.375%	10/1/45	10,000	10,128
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,100	1,174
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	1,155	1,233
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/23	2,500	2,669
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	12,060	12,995
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/37	1,250	1,460
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/38	1,250	1,456
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/39	765	889
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/40	1,000	1,159
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/41	1,000	1,156
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/39	8,125	7,985
[3]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/41	10,000	10,082
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	7,000	7,327
	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	5,000	4,561
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	3,525	2,965
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue	5.000%	2/1/46	5,000	5,247
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/36	1,130	1,158
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/37	1,105	1,130
	University of North Carolina at Charlotte College & University Revenue	5.000%	10/1/47	5,350	5,798
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/33	1,750	1,861
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/30	1,610	1,712
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/31	1,530	1,619

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Winston-Salem NC Water & Sewer System Water Revenue	4.000%	6/1/32	2,000	2,112
	Winston-Salem State University Foundation LLC College & University Revenue	4.000%	4/1/43	1,965	1,906
					222,215
North Dakota (0.2%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	964
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/46	8,000	6,629
[3]	Grand Forks ND Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	9,000	7,208
[3]	University of North Dakota COP	4.000%	6/1/51	2,600	2,572
[3]	University of North Dakota COP	2.500%	6/1/54	5,000	3,355
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/48	4,000	4,121
	Ward County ND Health, Hospital, Nursing Home Revenue	5.000%	6/1/53	5,000	5,132
	West Fargo Public School District No. 6 GO	3.000%	8/1/31	3,280	3,347
	West Fargo Public School District No. 6 GO	3.000%	8/1/32	3,380	3,433
					36,761
Ohio (3.1%)
	Akron Bath Copley Joint Township Hospital District Health, Hospital, Nursing Home Revenue	5.250%	11/15/46	18,000	18,855
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	2,250	2,276
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	3,750	3,789
	Allen County OH Hospital Facilities Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	7,600	7,629
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/36	2,560	2,826
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/36	1,010	1,056
	Big Walnut Local School District GO	5.000%	12/1/55	6,000	6,591
	Bluffton OH Health, Hospital, Nursing Home Revenue	4.000%	12/1/33	2,050	2,096
	Brunswick City School District GO, Prere.	5.250%	6/1/23	8,200	8,453
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	1,000	1,095
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,500	2,516
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	3.000%	6/1/48	13,900	11,172
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/48	4,185	4,034
	Cleveland OH Income Tax Revenue	4.000%	10/1/33	425	463
	Cleveland OH Income Tax Revenue	3.000%	10/1/34	730	724
	Cleveland OH Income Tax Revenue	3.000%	10/1/35	575	564
	Cleveland OH Income Tax Revenue	3.000%	10/1/36	500	484
	Cleveland OH Income Tax Revenue	3.000%	10/1/37	800	741
	Cleveland OH Income Tax Revenue	5.000%	12/1/51	2,000	2,262
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	3,510	3,645

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	3,690	3,821
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/47	2,500	2,773
Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue	5.500%	8/1/52	2,500	2,761
Columbus City School District GO	5.000%	12/1/42	8,000	8,691
Columbus OH GO	4.000%	4/1/30	10,000	10,794
Cuyahoga Community College District GO	4.000%	12/1/34	3,000	3,125
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/42	12,500	12,893
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	4.750%	2/15/47	10,100	10,110
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.250%	2/15/47	2,875	2,996
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/52	3,000	3,145
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.000%	2/15/57	13,795	14,053
Cuyahoga County OH Health, Hospital, Nursing Home Revenue	5.500%	2/15/57	5,000	5,226
Euclid City School District GO	4.750%	1/15/54	2,685	2,830
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,235	2,360
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	11,975	12,435
Franklin County OH Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	7,800	7,838
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,380	2,552
Franklin County OH Health, Hospital, Nursing Home Revenue	5.000%	11/1/48	3,000	3,566
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/33	1,850	1,860
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/34	1,000	1,002
Great Oaks Career Campuses Board of Education COP	3.000%	12/1/35	1,000	995
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	500	564
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	300	335
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,575	1,749
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,455	1,604
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	800	877
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	2,660	2,910
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	2,780	3,033
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	2,890	3,144
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	27,000	28,396
Hamilton County OH Health, Hospital, Nursing Home Revenue	5.000%	9/15/50	5,000	5,307
Hamilton County OH Sales Tax Revenue	4.000%	12/1/32	4,705	4,993
Hilliard OH Income Tax Revenue	5.000%	12/1/52	8,750	9,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lancaster Port Authority Natural Gas Revenue PUT	5.000%	2/1/25	3,745	3,968
	Lucas County OH Health, Hospital, Nursing Home Revenue	5.250%	11/15/48	3,500	3,428
	Miami County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	935	1,027
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	690	774
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	175	178
	Montgomery County OH Health, Hospital, Nursing Home Revenue	5.000%	8/1/38	375	413
	Montgomery County OH Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	225	195
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	8/1/41	205	207
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/42	2,830	2,734
	Montgomery County OH Health, Hospital, Nursing Home Revenue	4.000%	11/15/45	4,825	4,585
	North Royalton City School District GO	4.000%	12/1/32	600	627
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/36	4,250	4,447
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	6,300	6,538
	Ohio Department of Administrative Services COP	5.000%	3/1/28	1,335	1,543
	Ohio Department of Administrative Services COP	5.000%	9/1/28	500	582
	Ohio Department of Administrative Services COP	5.000%	3/1/29	300	352
	Ohio Department of Administrative Services COP	5.000%	9/1/29	500	591
	Ohio Department of Administrative Services COP	5.000%	3/1/30	350	417
	Ohio GO	5.000%	6/15/30	9,070	9,963
	Ohio GO	5.000%	2/1/32	5,000	5,457
	Ohio GO	5.000%	2/1/34	3,540	3,852
	Ohio GO	5.000%	2/1/36	9,885	10,736
	Ohio GO	5.000%	3/1/39	10,000	11,045
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/39	1,000	1,010
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/1/46	14,070	14,004
	Ohio Health, Hospital, Nursing Home Revenue	4.000%	1/15/50	1,500	1,475
	Ohio Higher Educational Facility Commission College & University Revenue	4.375%	5/1/42	3,000	3,020
	Ohio Higher Educational Facility Commission College & University Revenue	4.000%	11/1/45	1,485	1,495
	Ohio Higher Educational Facility Commission College & University Revenue	3.000%	11/1/50	2,500	1,965
	Ohio Higher Educational Facility Commission College & University Revenue (Case Western Reserve University Project)	4.000%	12/1/44	2,490	2,520
	Ohio Higher Educational Facility Commission College & University Revenue (College of Wooster Project)	5.000%	9/1/43	11,050	12,123
	Ohio Higher Educational Facility Commission Health, Hospital, Nursing Home Revenue	5.000%	12/1/50	1,500	1,533
	Ohio Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	3/1/50	15,310	15,426
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/40	1,110	1,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Lease (Appropriation) Revenue (Administrative Building Fund Project)	5.000%	4/1/41	750	858
	Ohio State University College & University Revenue	3.000%	12/1/44	3,750	3,259
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/30	7,570	8,234
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/31	19,600	21,246
[8]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	1,150	1,343
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	2,000	2,276
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/29	20,000	22,720
	Ohio Water Development Authority Water Revenue	5.000%	6/1/34	1,350	1,599
	Ohio Water Development Authority Water Revenue	5.000%	12/1/35	2,000	2,360
	Union County OH GO	5.000%	12/1/47	2,500	2,727
	University of Cincinnati College & University Revenue	4.000%	6/1/37	1,030	1,070
	Wickliffe City School District GO	3.250%	12/1/56	10,355	8,955
					466,142
Oklahoma (0.5%)
	Norman Regional Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,490	4,168
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	2,055	2,161
	Oklahoma City OK GO	4.000%	3/1/31	3,985	4,259
	Oklahoma City Water Utilities Trust Water Revenue	5.000%	7/1/38	5,500	6,164
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.250%	8/15/48	2,425	2,304
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/52	7,165	7,012
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue (OU Medicine Project)	5.500%	8/15/57	11,595	11,096
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/32	1,000	1,094
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/33	650	705
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/34	950	1,018
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/35	590	623
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/36	600	630
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/37	1,500	1,563
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/38	2,065	2,145
[3]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/39	500	518
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	395
	Oklahoma State University College & University Revenue	4.000%	9/1/37	785	820

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Oklahoma State University College & University Revenue	3.000%	9/1/40	500	440
Oklahoma State University College & University Revenue	3.000%	9/1/41	500	433
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/35	5,000	5,167
Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/36	5,105	5,253
Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	5,015	5,379
Oklahoma Water Resources Board Water Revenue	2.000%	4/1/35	1,000	855
Tulsa Public Facilities Authority Sales Tax Revenue	4.000%	10/1/30	12,575	13,434
				77,636
Oregon (1.8%)
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/33	1,415	1,499
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/34	1,630	1,714
Clackamas County School District No. 7J Lake Oswego GO	4.000%	6/1/39	6,000	6,158
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/33	1,000	1,014
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/34	605	613
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/35	1,000	1,011
Deschutes County Hospital Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	5,000	5,245
Deschutes Public Library District GO	4.000%	6/1/33	1,625	1,799
Deschutes Public Library District GO	4.000%	6/1/34	1,500	1,640
Eugene OR Electric Utility System Electric Power & Light Revenue	4.000%	8/1/31	700	745
Forest Grove OR College & University Revenue	4.000%	5/1/36	445	449
Forest Grove OR College & University Revenue	4.000%	5/1/39	875	873
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	5,000	4,424
Hospital Facilities Authority of Multnomah County Oregon Health, Hospital, Nursing Home Revenue	4.000%	12/1/56	5,000	4,345
Lane County School District No. 4J Eugene GO	4.000%	6/15/34	4,100	4,487
Medford Hospital Facilities Authority Health, Hospital, Nursing Home Revenue (Asante Project)	5.000%	8/15/34	750	844
Multnomah County OR School District No. 1 Portland GO	3.000%	6/15/37	2,335	2,179
Multnomah County OR School District No. 7 Reynolds GO	5.000%	6/15/26	2,225	2,423
Oregon (OHSU Project) GO	5.000%	8/1/35	2,040	2,283
Oregon (Q State Project) GO	5.000%	5/1/34	8,790	10,125
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/38	8,000	8,324
Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	5,000	5,137
Oregon GO	5.000%	5/1/31	1,000	1,102
Oregon GO	5.000%	5/1/32	3,010	3,309
Oregon GO	4.000%	8/1/32	3,000	3,207
Oregon GO	5.000%	5/1/33	280	319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO	5.000%	6/1/33	390	445
	Oregon GO	5.000%	5/1/34	1,280	1,451
	Oregon GO	5.000%	6/1/34	500	568
	Oregon GO	5.000%	5/1/35	2,285	2,649
	Oregon GO	5.000%	6/1/35	500	567
	Oregon GO	5.000%	5/1/36	1,000	1,127
	Oregon GO	5.000%	6/1/36	685	773
	Oregon GO	5.000%	5/1/37	700	787
	Oregon GO	5.000%	6/1/37	1,560	1,756
	Oregon GO	5.000%	5/1/38	650	729
	Oregon GO	5.000%	5/1/39	5,000	5,442
[8]	Oregon GO	5.000%	12/1/52	3,000	3,254
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,550	1,594
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,190	1,220
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	2,870	2,914
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	3,420	2,724
	Oregon Housing & Community Services Department	2.250%	7/1/41	2,000	1,563
	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue	4.000%	7/1/51	3,615	3,751
	Oregon State Facilities Authority College & University Revenue (Reed College Project), Prere.	4.000%	7/1/27	4,700	5,155
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,000	1,874
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	4.125%	6/1/52	3,575	3,555
	Oregon State Facilities Authority Health, Hospital, Nursing Home Revenue (Legacy Health Project)	5.000%	6/1/52	5,395	5,858
	Oregon State Lottery Revenue	5.000%	4/1/31	3,670	4,111
	Oregon State Lottery Revenue	5.000%	4/1/32	4,000	4,460
	Oregon State Lottery Revenue	5.000%	4/1/37	6,185	6,832
	Oregon State Lottery Revenue	5.000%	4/1/37	2,500	2,849
	Oregon State Lottery Revenue	5.000%	4/1/39	3,000	3,403
	Oregon State Lottery Revenue	5.000%	4/1/40	6,510	7,636
	Oregon State Lottery Revenue	5.000%	4/1/41	6,680	7,797
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/29	5,020	5,691
	Oregon Tri-County Metropolitan Transportation Government Fund/Grant Revenue	5.000%	10/1/30	4,760	5,360
	Port of Portland OR Airport Port, Airport & Marina Revenue	5.000%	7/1/47	3,050	3,274
	Portland OR Sewer System Sewer Revenue	4.500%	5/1/32	9,475	10,190
	Portland OR Sewer System Sewer Revenue	3.000%	3/1/37	6,375	6,055
	Portland OR Water System Water Revenue	3.000%	5/1/34	7,760	7,728
	Portland OR Water System Water Revenue	3.000%	5/1/35	7,995	7,827
	Portland OR Water System Water Revenue	3.000%	5/1/36	8,230	7,974
	Portland OR Water System Water Revenue	2.000%	5/1/44	3,020	2,165
	Portland OR Water System Water Revenue	2.125%	5/1/46	3,660	2,520
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/44	1,645	1,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/43	750	780
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/48	1,000	1,034
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Capital Manor Project)	5.000%	5/15/53	2,500	2,580
	Salem Hospital Facility Authority Health, Hospital, Nursing Home Revenue (Salem Health Projects)	5.000%	5/15/46	5,000	5,207
	Salem-Keizer School District No. 24J GO	5.000%	6/15/37	7,500	8,405
	State of Oregon	2.600%	12/1/42	1,455	1,189
[1]	University of Oregon College & University Revenue	3.500%	4/1/52	14,000	12,965
	Washington & Clackamas Counties School District No. 23J Tigard-Tualatin GO	5.000%	6/15/33	2,900	3,247
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/44	8,875	3,531
	Yamhill County OR College & University Revenue (George Fox University Project)	4.000%	12/1/46	2,000	1,969
					263,552
Pennsylvania (5.9%)
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	2,500	2,482
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	10,000	10,505
	Allegheny County PA GO	5.000%	11/1/28	5,475	6,162
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	3,500	3,551
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	2,915	2,993
[5]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.000%	5/1/42	1,250	1,289
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	2,000	2,205
[1]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,654
[1]	Armstrong School District GO	4.000%	3/15/36	1,165	1,216
[1]	Armstrong School District GO	4.000%	3/15/38	1,120	1,158
[1]	Armstrong School District GO	4.000%	3/15/41	1,200	1,232
[1]	Berwick Area School District GO	4.000%	11/15/41	1,125	1,166
	Bethel Park School District GO	4.000%	8/1/37	1,500	1,559
[1]	Bristol Township School District GO	4.000%	6/1/44	2,635	2,717
	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	15,455	11,724
[3]	Bucks County IDA Health, Hospital, Nursing Home Revenue	3.000%	8/15/53	4,045	3,217
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,000	2,405
	Centennial School District Bucks County GO	5.000%	12/15/35	1,125	1,301
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	3,000	2,941
[3]	Central Bucks School District GO	3.000%	6/1/40	2,415	2,211
[3]	Central Bucks School District GO	3.000%	6/1/44	2,305	2,021
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	3,000	3,031

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheltenham Township School District GO	5.000%	3/15/41	15,210	16,488
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/32	1,490	1,637
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	1,800	1,826
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	6,000	6,072
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,005	4,236
	Chester County IDA Recreational Revenue	4.000%	12/1/51	2,580	2,588
[1]	Coatesville School District GO	0.000%	10/1/38	2,100	1,069
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/29	1,750	2,031
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/34	1,930	2,111
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	15	16
[3]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,625	2,655
[3]	Commonwealth of Pennsylvania GO	4.000%	8/15/28	15,000	15,861
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	10,000	10,684
[3]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,585
	Conestoga Valley School District GO	3.000%	2/1/34	2,050	2,011
	Conestoga Valley School District GO	3.000%	2/1/36	2,175	2,081
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	9,325	9,286
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	2,000	1,974
	Cumberland Valley School District GO	4.000%	11/15/38	2,345	2,411
	Cumberland Valley School District GO	4.000%	11/15/40	3,000	3,078
	Delaware County Authority College & University Revenue	4.000%	12/1/30	1,930	2,052
	Delaware County Authority College & University Revenue	5.000%	8/1/31	825	889
	Delaware County Authority College & University Revenue	5.000%	8/1/32	920	989
	Delaware County Authority College & University Revenue	5.000%	8/1/33	2,625	2,818
	Delaware County Authority College & University Revenue	5.000%	8/1/34	2,000	2,145
	Delaware County Authority College & University Revenue	5.000%	8/1/35	2,160	2,316
	Delaware County Authority College & University Revenue	5.000%	10/1/46	2,770	3,002
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,375	2,310
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/50	5,000	4,789
	East Lycoming School District GO	4.000%	9/15/45	1,760	1,779
[3]	Ellwood City Area School District GO	4.000%	11/15/40	810	840
[3]	Ellwood City Area School District GO	4.000%	11/15/41	1,125	1,166
[3]	Ellwood City Area School District GO	4.000%	11/15/43	1,170	1,209
[1]	Fairview School District GO	3.000%	9/15/39	1,000	922
[1]	Fairview School District GO	3.000%	9/15/40	1,000	907
[1]	Fairview School District GO	3.000%	9/15/41	1,000	913
[1]	Gateway School District Alleghany County GO	3.000%	10/15/38	1,500	1,387
[1]	Gateway School District Alleghany County GO	3.000%	10/15/39	1,000	914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Gateway School District Alleghany County GO	3.000%	10/15/40	1,400	1,260
[1]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,500	2,156
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/39	5,600	5,977
	Haverford Township PA GO	3.600%	6/1/43	3,355	3,371
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,681
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,175	1,314
[3]	Hospitals & Higher Education Facilities Authority of Philadelphia Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,100	1,226
	Indiana County Industrial Development Authority Local or Guaranteed Housing Revenue	5.000%	5/1/47	2,935	3,223
	Indiana County Industrial Development Authority Local or Guaranteed Housing Revenue	4.000%	5/1/54	1,000	969
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	4,140	4,433
	Lancaster County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	5,345	5,701
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/41	2,175	2,186
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	6,300	5,982
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	8,500	8,229
	Manheim Central School District GO	4.000%	5/1/39	1,100	1,131
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,000	2,114
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/27	3,155	3,513
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	1,250	1,434
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/34	1,380	1,551
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	3,100	3,258
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	10,000	10,864
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	15,330	16,572
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	2,700	2,708
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	3,550	3,504
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	4,000	4,039
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	5,000	5,394

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,500	2,794
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	6,140	5,918
	Moon IDA Health, Hospital, Nursing Home Revenue	6.125%	7/1/50	5,015	4,805
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	12,000	11,704
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	13,955	14,685
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/32	3,315	3,779
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	690	796
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/15/33	2,240	2,537
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,000	3,147
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	1,530	1,749
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/35	6,660	6,756
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	1,545	1,571
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	450	456
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,945	1,951
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/41	5,240	5,242
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/32	2,750	2,907
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/33	1,555	1,628
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	12/1/38	4,500	4,736
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	1,750	1,760
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	3,500	3,511
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	2,810	2,970
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	2,000	2,017
[3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/50	3,500	3,398
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	2,895	3,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	1,155	1,196
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/38	2,600	2,661
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,185	1,219
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/41	1,110	1,135
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	3,750	3,824
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	2,000	2,071
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	12,000	12,030
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	13,000	13,536
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/50	16,715	16,711
	Pennsylvania State University College & University Revenue	5.000%	9/1/27	830	928
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	1,000	1,088
	Pennsylvania State University College & University Revenue	5.000%	9/1/28	3,000	3,265
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	2,005	2,272
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	5,110	5,533
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	1,000	1,005
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	14,000	13,615
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	7,555	8,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,985	2,184
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	13,000	14,266
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	1,085	1,229
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	11,670	11,996
	Pennsylvania Turnpike Commission Highway Revenue	4.500%	12/1/34	4,000	4,188
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,440	2,745
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,050	5,505
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	14,955	16,027
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	3,855	3,971
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	6,000	6,277

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	14,415	15,766
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/38	2,740	2,808
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	5,501
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	12,320	13,005
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/39	2,245	2,292
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	4,545	4,622
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	6,400	6,709
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	16,400	17,160
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,350	2,876
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,725	1,750
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	6,010	6,478
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	6,000	5,966
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	12,395	12,834
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/45	4,505	4,450
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	8,500	8,916
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	6,500	6,401
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	4,600	4,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,000	2,212
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,060	4,469
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	9,000	8,742
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,310	4,397
[4]	Pennsylvania Turnpike Commission Highway Revenue, 6.000% coupon rate effective 12/1/28	0.000%	12/1/37	1,610	1,517
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	825	835
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	175	177
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	9,015	9,457
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.500%	12/1/23	7,255	7,630
[5]	Philadelphia Authority for Industrial Development Charter School Aid Revenue	5.000%	6/15/50	1,700	1,693
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	11/1/34	5,250	5,785
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/38	1,265	1,259
	Philadelphia Authority for Industrial Development College & University Revenue	5.000%	4/1/45	6,035	6,351

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia Authority for Industrial Development College & University Revenue	4.000%	11/1/45	1,200	1,161
	Philadelphia Authority for Industrial Development Government Fund/Grant Revenue	5.000%	11/1/47	2,500	2,615
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	5,000	5,108
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/47	6,150	6,088
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/34	1,115	1,210
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	1,150	1,242
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	1,700	1,831
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/37	1,615	1,679
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	1,600	1,718
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	6,025	6,914
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	3,715	3,951
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/45	1,735	1,747
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	7,000	7,378
[3]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,000	3,362
[1]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	4,103
	Philadelphia PA GO	5.000%	8/1/29	5,745	6,241
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	9,000	10,144
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	7,000	7,757
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	6,000	6,634
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	2,180	2,397
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	10,500	11,162
[1]	Philadelphia School District GO	5.000%	9/1/25	5,500	5,995
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/35	1,140	1,199
[3]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/38	1,100	1,139
[3,7]	Pittsburgh Water & Sewer Authority Water Revenue PUT, SIFMA Municipal Swap Index Yield + 0.650%	1.980%	12/1/23	2,260	2,261
	Radnor Township School District GO	3.000%	8/15/35	1,400	1,387
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/47	1,300	1,325
[3]	Robinson Township Municipal Authority Water Revenue	4.000%	5/15/50	3,120	3,180
	School District of Philadelphia GO	4.000%	9/1/38	5,000	5,164
	School District of Philadelphia GO	4.000%	9/1/46	5,000	5,044
	Spring Township PA GO	3.000%	11/15/33	1,020	1,022
	Spring Township PA GO	3.000%	11/15/34	1,050	1,041

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Spring Township PA GO	3.000%	11/15/35	1,085	1,073
	Spring Township PA GO	3.000%	11/15/36	1,115	1,095
[3]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	2,645	2,920
[3]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	790	871
[3]	State Public School Building Authority Miscellaneous Revenue, Prere.	5.000%	12/1/26	210	237
[3]	Trinity Area School District GO	4.000%	11/1/46	1,125	1,149
[3]	Trinity Area School District GO	4.000%	11/1/51	2,175	2,207
[3]	Upper Darby School District GO	4.000%	4/1/45	2,400	2,461
	Upper Merion Area School District County PA GO	3.000%	1/15/40	1,500	1,410
	Upper St. Clair Township School District GO	3.250%	10/1/35	5,000	5,028
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	4,210	4,360
[1]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	3,355	3,708
	York County PA GO	4.000%	3/1/35	3,000	3,145
					884,833
Puerto Rico (0.6%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	687	744
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	9,826	10,857
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	11,602	13,019
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	15,540	9,237
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	641	614
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,802	2,645
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	820	738
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	165	189
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	215	242
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	40	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	40	45
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	40	39
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	50	49
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	45	43
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	135	128
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	40	38
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	443	416
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	4,814	4,061
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	15,720	12,152
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	745	521
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	36,423	36,059
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,556	3,520
					95,439
Rhode Island (0.1%)
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/38	700	709
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/39	860	868
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/40	885	891
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/41	930	934
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	11/1/50	1,500	1,462
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/35	10,000	10,329
	Tobacco Settlement Financing Corp. RI Tobacco Settlement Funded Revenue	5.000%	6/1/40	6,580	6,766
					21,959
South Carolina (1.5%)
	Charleston County SC GO	4.000%	11/1/30	5,715	6,193
	Charleston County SC GO	4.000%	11/1/31	6,110	6,582
	Charleston County SC GO	4.000%	11/1/32	6,520	7,001
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/29	2,500	2,672
	Charleston SC Waterworks & Sewer System Revenue	5.000%	1/1/52	2,360	2,743
	Columbia SC Waterworks & Sewer System Water Revenue	4.000%	2/1/34	725	773
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/41	1,385	1,237
	Greenville County SC Miscellaneous Revenue	3.000%	4/1/42	1,000	885
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/30	1,045	1,096
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,550	1,604
	Lexington County Health Services District Inc. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,165	1,244
	North Charleston SC Miscellaneous Taxes Revenue	5.000%	10/1/40	7,000	7,552
[2]	Patriots Energy Group Financing Agency Natural Gas Revenue PUT	4.000%	2/1/24	17,690	18,103
	Patriots Energy Group Nuclear Revenue	4.000%	6/1/46	2,250	2,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/29	3,275	3,470
Piedmont Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/30	2,745	2,903
SCAGO Educational Facilities Corp. for Pickens School District Lease (Appropriation) Revenue	5.000%	12/1/30	1,500	1,602
South Carolina GO	5.000%	4/1/34	470	563
South Carolina GO	5.000%	4/1/34	380	455
South Carolina GO	5.000%	4/1/35	1,900	2,270
South Carolina GO	5.000%	4/1/35	270	323
South Carolina GO	5.000%	4/1/35	890	1,063
South Carolina GO	5.000%	4/1/35	400	478
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,030	1,157
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	10,000	10,869
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/47	12,600	13,168
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue	4.250%	5/1/48	8,000	8,017
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Anmed Health Project)	5.000%	2/1/38	5,305	5,515
South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue (Woodlands at Furman Project)	4.000%	12/1/44	2,680	2,686
South Carolina Jobs-Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	4/1/52	5,000	5,013
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/35	2,140	2,189
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	2,885	2,925
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	2,690	2,706
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/38	3,000	3,019
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	1,330	1,334
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/39	3,210	3,221
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/41	10,680	10,645
South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	11,480	11,416
South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	3,000	2,983
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	5,295	5,617
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	2,690	2,868
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	12,900	13,429
South Carolina State Housing Finance & Development Authority Local or Guaranteed Housing Revenue	3.250%	1/1/52	4,650	4,686
Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,550

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Spartanburg Regional Health Services District Health, Hospital, Nursing Home Revenue	4.000%	4/15/36	2,760	2,843
University of South Carolina College & University Revenue	5.000%	5/1/30	1,870	2,091
University of South Carolina College & University Revenue	5.000%	5/1/31	2,045	2,283
University of South Carolina College & University Revenue	5.000%	5/1/32	2,145	2,388
University of South Carolina College & University Revenue	5.000%	5/1/34	865	956
University of South Carolina College & University Revenue	5.000%	5/1/35	450	533
University of South Carolina College & University Revenue	5.000%	5/1/35	610	716
University of South Carolina College & University Revenue	5.000%	5/1/36	430	503
University of South Carolina College & University Revenue	5.000%	5/1/37	450	524
University of South Carolina College & University Revenue	5.000%	5/1/38	1,415	1,643
University of South Carolina College & University Revenue	5.000%	5/1/39	1,480	1,714
University of South Carolina College & University Revenue	5.000%	5/1/40	9,075	9,926
University of South Carolina College & University Revenue	5.000%	5/1/40	1,550	1,790
University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/36	3,870	4,474
				224,467
South Dakota (0.2%)
Lincoln SD College & University Revenue	4.000%	8/1/51	2,775	2,443
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	9,710	9,868
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/45	1,000	1,047
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	10,525	10,397
South Dakota Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/22	10,045	10,134
				33,889
Tennessee (1.5%)
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,520	1,651
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/36	1,000	1,011
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	1,000	1,006
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	4.000%	8/1/44	1,000	984
Chattanooga Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	14,005	14,214
Franklin TN GO	5.000%	3/1/25	1,250	1,355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Greeneville Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	1,530	1,616
	Jackson TN Health, Hospital, Nursing Home Revenue	5.000%	4/1/41	2,855	3,038
	Jackson TN Health, Hospital, Nursing Home Revenue, Prere.	5.000%	10/1/28	145	168
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	2,605	2,745
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	2,500	2,618
	Knox County Health Educational & Housing Facility Board Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	11,315	11,675
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/41	1,265	1,155
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue (Trevecca Nazarene University Project)	4.000%	10/1/51	2,000	1,718
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	6,000	6,351
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	5,000	5,306
	Metropolitan Government of Nashville & Davidson County TN	4.000%	1/1/39	4,555	4,779
[8]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	4.000%	1/1/35	3,350	3,633
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	10,000	10,906
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	7,015	7,515
[8]	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/37	2,400	2,537
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/36	4,075	2,331
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/37	3,175	1,719
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/38	2,725	1,395
	Shelby County TN GO	3.125%	4/1/33	1,465	1,474
[2]	Tennergy Corp. TN Natural Gas Revenue PUT	5.000%	10/1/24	42,715	44,963
	Tennergy Corp. TN Natural Gas Revenue PUT	4.000%	9/1/28	9,875	10,108
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/22	1,025	1,027
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/23	3,735	3,834
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/24	6,185	6,474

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.250%	9/1/26	2,160	2,332
	Tennessee Energy Acquisition Corp. Natural Gas Revenue	5.000%	2/1/27	19,950	21,492
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	4.000%	11/1/25	6,600	6,774
	Tennessee Energy Acquisition Corp. Natural Gas Revenue PUT	5.000%	11/1/31	8,185	8,879
	Tennessee GO, Prere.	5.000%	9/1/24	700	748
	Tennessee GO, Prere.	5.000%	8/1/25	1,345	1,473
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.000%	1/1/51	4,965	4,962
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	3.750%	7/1/52	2,475	2,541
	Tennessee Housing Development Agency Local or Guaranteed Housing Revenue	5.000%	1/1/53	2,680	2,904
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	7,000	7,714
	Washington County TN GO	4.000%	6/1/29	3,260	3,471
					222,596
Texas (7.0%)
[15]	Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,084
[3]	Arlington TX Special Tax Revenue	5.000%	2/15/48	7,620	8,188
[1]	Arlington TX Special Tax Revenue	5.000%	2/15/48	15,000	15,142
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/31	1,445	1,634
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/32	1,440	1,616
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	12/15/33	2,045	2,276
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/29	3,315	3,569
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/31	625	701
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/32	1,000	1,062
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	485	514
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/36	785	869
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	5.000%	8/1/37	535	591
[15]	Austin Independent School District GO	5.000%	8/1/32	5,370	6,135
	Austin Independent School District GO, Prere.	5.000%	8/1/25	1,425	1,558
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	5,240	5,690
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	3,170	3,638
[15]	Bastrop Independent School District GO	4.000%	2/15/34	1,500	1,632
	Belton Independent School District	4.000%	2/15/40	645	664
	Belton Independent School District	4.000%	2/15/41	1,000	1,026
	Belton Independent School District	4.000%	2/15/52	2,335	2,347
[15]	Belton Independent School District GO	5.000%	2/15/36	2,500	2,768
	Board of Regents of the University of Texas System College & University Revenue	2.000%	8/15/36	2,500	2,032
[8,15]	Bullard Independent School District	4.000%	2/15/35	1,000	1,061
[8,15]	Bullard Independent School District	4.000%	2/15/40	1,125	1,163
[8,15]	Bullard Independent School District	4.000%	2/15/42	1,240	1,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,690	1,831
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/40	1,200	1,213
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/41	1,900	1,916
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/45	7,225	7,004
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	1,875	2,023
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	3,100	3,043
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	8,160	7,751
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	6,000	6,555
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,500	8,569
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	15,000	12,679
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	1,960	2,027
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/26	555	510
[6]	Central Texas Turnpike System Highway Revenue, ETM	0.000%	8/15/28	50	43
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	3,815	3,820
[15]	Clear Creek Independent School District GO	5.000%	2/15/29	1,075	1,262
[15]	Comal Independent School District GO	4.000%	2/1/36	1,000	1,060
[15]	Community Independent School District	5.000%	2/15/45	10,035	11,413
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/41	650	679
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/46	700	717
	Conroe Local Government Corp. Lease (Non-Terminable) Revenue	4.000%	10/1/50	675	689
[15]	Corpus Christi Independent School District GO	4.000%	8/15/33	1,425	1,576
[8]	Crandall Independent School District GO	4.000%	8/15/52	1,050	1,052
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	8,975	9,912
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,310	5,865
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,697
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	4,520	4,690
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	6,025	6,237
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	8,015	8,087
	Dallas TX Hotel Occupancy Tax Revenue	4.000%	8/15/38	1,340	1,361
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	2,225	2,394
[15]	Deer Park TX Independent School District GO	5.000%	8/15/47	5,000	5,779
[15]	Del Valle Independent School District TX GO	4.000%	6/15/34	3,310	3,594
[15]	Del Valle Independent School District TX GO	2.000%	6/15/40	2,400	1,765
[15]	Del Valle Independent School District TX GO	2.000%	6/15/41	2,260	1,636
[15]	Eagle Brook Meadows Metropolitan District No. 3 GO	4.000%	8/15/34	2,700	2,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	El Paso County Community College District College & University Revenue	5.000%	4/1/42	5,095	5,448
[15]	El Paso Independent School District GO	4.000%	8/15/33	2,500	2,648
	El Paso TX GO	5.000%	8/15/27	3,625	4,050
	El Paso TX GO	3.000%	8/15/39	1,270	1,159
	El Paso TX GO	4.000%	8/15/39	1,370	1,402
	El Paso TX GO	3.000%	8/15/40	840	756
	El Paso TX GO	3.000%	8/15/40	1,000	899
	El Paso TX GO	3.000%	8/15/40	1,375	1,237
	El Paso TX GO	4.000%	8/15/40	635	651
	El Paso TX GO	3.000%	8/15/41	905	802
	El Paso TX GO	3.000%	8/15/41	1,200	1,064
	El Paso TX GO	3.000%	8/15/41	1,500	1,329
	El Paso TX GO	4.000%	8/15/41	655	667
	El Paso TX GO	4.000%	8/15/47	2,725	2,741
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/30	3,545	3,973
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/31	1,120	1,252
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/35	1,750	1,838
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/38	3,220	3,020
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/39	2,250	2,093
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/40	1,340	1,236
[15]	Fort Bend Independent School District PUT	2.375%	8/1/24	2,000	2,007
	Fort Worth TX Water & Sewer System Water Revenue	2.000%	2/15/43	2,100	1,480
[15]	Friendswood Independent School District GO	4.000%	2/15/32	3,630	3,821
[15]	Frisco Independent School District GO	5.000%	2/15/33	1,000	1,203
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/35	21,500	23,300
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.500% coupon rate effective 10/1/23	0.000%	10/1/36	8,585	9,261
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	12,000	12,512
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	110	126
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/32	105	120
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/37	1,520	1,584
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	5,000	5,150
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/38	1,000	1,039
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/39	1,500	1,549
	Harris County TX Highway Revenue	5.000%	8/15/30	665	734
[3]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/27	2,150	2,269
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	1,465	1,533
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	2,790	2,909
	Hays County TX GO	4.000%	2/15/31	2,265	2,378
	Hays County TX GO	4.000%	2/15/32	3,135	3,313
	Hays County TX GO	4.000%	2/15/32	3,820	3,991
	Hays County TX GO	4.000%	2/15/33	865	912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hays County TX GO	4.000%	2/15/33	3,320	3,499
	Hays County TX GO	5.000%	2/15/42	4,000	4,396
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/35	1,000	1,078
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,076
	Hidalgo County Regional Mobility Authority Highway Revenue	5.000%	12/1/36	1,000	1,063
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/37	800	771
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,900	1,858
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/38	1,000	958
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/39	1,000	953
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/40	1,000	968
	Hidalgo County Regional Mobility Authority Highway Revenue	4.000%	12/1/41	1,000	942
	Houston Community College System GO	5.000%	2/15/35	3,000	3,397
	Houston Community College System GO	4.000%	2/15/36	8,500	8,978
	Houston Higher Education Finance Corp. College & University Revenue	4.000%	10/1/51	1,200	1,049
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/43	3,230	3,518
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,276
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	27,100	29,891
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	3,020	3,307
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/38	2,400	2,212
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/39	1,385	1,263
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	1,720	1,920
	Houston TX GO	5.000%	3/1/27	13,350	14,767
	Houston TX GO	4.000%	3/1/34	590	634
	Houston TX GO	4.000%	3/1/35	675	716
	Houston TX GO	3.000%	3/1/36	1,030	980
[15]	Humble Independent School District GO	4.000%	2/15/28	10,290	10,759
[15]	Hutto Independent School District GO	4.000%	8/1/47	1,875	1,921
[15]	Hutto Independent School District GO	4.000%	8/1/52	2,500	2,565
[15]	Katy Independent School District GO	3.000%	2/15/33	3,000	3,009
[15]	Katy Independent School District GO	3.000%	2/15/34	6,995	6,978
[15]	Katy Independent School District GO	3.000%	2/15/35	7,185	7,118
[15]	Katy Independent School District GO	4.000%	2/15/52	3,755	3,813
[15]	Lake Travis Independent School District GO	4.000%	2/15/33	1,000	1,063
[15]	Lake Travis Independent School District GO	4.000%	2/15/34	1,015	1,076
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,422
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,201
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,096
[15]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	5,000	5,088

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	2,030	2,161
	Laredo College District Combined Fee Revenue GO, Prere.	5.000%	8/1/24	1,500	1,597
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/44	1,250	1,273
	Laredo TX Waterworks & Sewer System Water Revenue	4.000%	3/1/49	2,250	2,287
[15]	Liberty Hill Independent School District GO	4.000%	2/1/33	2,410	2,607
[15]	Liberty Hill Independent School District GO	4.000%	2/1/34	1,000	1,073
[15]	Liberty Hill Independent School District GO	3.000%	2/1/35	1,500	1,470
[15]	Liberty Hill Independent School District GO	3.000%	2/1/36	5,000	4,875
	Lone Star College System College & University Revenue	4.000%	2/15/42	1,125	1,158
	Lone Star College System GO	4.000%	2/15/29	1,150	1,196
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/33	4,605	5,268
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/34	5,050	5,773
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/37	3,625	3,827
[3]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	1,785	1,848
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/37	1,290	1,466
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/38	6,000	6,796
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/39	8,500	9,576
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,500	1,677
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/36	1,000	1,129
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	1,040	1,159
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/37	3,000	3,376
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	1,500	1,668
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/38	2,000	2,245
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	1,500	1,657
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/39	2,000	2,240
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	1,000	1,102
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/40	3,000	3,347
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/41	3,920	4,364
	Lubbock TX GO	4.000%	2/15/30	1,250	1,321
	Mainland College GO	4.000%	8/15/49	10,950	11,128
[15]	Manor Independent School District GO	4.000%	8/1/47	6,000	6,097
[15]	Mansfield Independent School District GO, Prere.	5.000%	2/15/25	5,000	5,389
[15]	McKinney Independent School District GO	4.000%	2/15/33	4,155	4,465
	McKinney TX Waterworks & Sewer System	2.000%	3/15/39	1,000	745
	McKinney TX Waterworks & Sewer System	2.000%	3/15/40	1,000	730
	Missouri City TX GO	4.000%	6/15/32	1,125	1,179
[15]	Montgomery Independent School District GO	4.000%	2/15/47	5,000	5,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Braunfels TX Utility System Electric Power & Light Revenue	5.000%	7/1/53	5,000	5,611
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	8/15/47	5,040	5,352
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Legacy at Willow Bend Project)	5.000%	11/1/46	5,620	5,074
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Morningside Ministries Project)	6.500%	1/1/48	10,350	10,550
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.250%	10/1/26	2,955	2,975
[8]	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Outlook at Windhaven Project)	4.500%	10/1/26	3,725	3,750
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,650	1,557
	New Hope Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue (Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,479
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	3,670	3,863
[3]	New Hope Cultural Education Facilities Finance Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/58	1,000	1,052
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/32	4,575	4,967
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	7,500	8,131
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	7,500	8,124
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	3,125	3,312
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,500	9,166
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	23,900	25,629
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,610	16,641
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,000	1,011
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,325	4,374
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	4,520	4,571
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	2,250	2,276
	Olmos Park Higher Education Facilities Corp. College & University Revenue, Prere.	5.000%	12/1/22	1,845	1,866
	Pasadena TX GO	4.000%	2/15/32	1,500	1,552
[15]	Ponder Independent School District GO	4.000%	2/15/37	1,935	2,085
[15]	Ponder Independent School District GO	4.000%	2/15/38	1,000	1,075
[15]	Ponder Independent School District GO	4.000%	2/15/39	1,000	1,068
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	4.000%	10/1/46	4,825	4,871
[15]	Richardson Independent School District GO	3.000%	2/15/36	1,000	983
[15]	Round Rock Independent School District GO	4.000%	8/1/30	3,130	3,282
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/22	5,620	5,620

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	SA Energy Acquisition Public Facility Corp. Natural Gas Revenue	5.500%	8/1/23	6,200	6,379
[15]	San Antonio Independent School District GO	4.000%	8/15/37	1,975	2,110
[8,15]	San Antonio Independent School District GO	5.000%	8/15/39	3,500	4,157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/33	1,000	1,110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/37	1,275	1,355
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/38	1,750	1,995
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	2,000	2,271
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	2,470	2,798
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/41	1,330	1,368
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,000	2,261
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,000	5,402
	San Antonio TX GO	4.000%	8/1/31	6,305	6,808
	San Antonio TX GO	4.000%	8/1/34	3,015	3,254
	San Antonio TX GO	4.000%	8/1/35	1,190	1,273
	San Antonio Water System Water Revenue	4.000%	5/15/42	10,625	10,908
	San Jacinto Community College District GO	5.000%	2/15/29	3,860	4,226
	San Jacinto Community College District GO	5.000%	2/15/30	4,055	4,426
	San Jacinto Community College District GO	5.000%	2/15/31	2,250	2,449
	San Jacinto Community College District GO	5.000%	2/15/32	2,000	2,172
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	4,500	4,797
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/39	1,650	1,853
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/40	2,000	2,240
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/42	2,800	2,836
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	10,000	10,586
	Tarrant T County X	4.000%	7/15/47	3,225	3,292
	Texas Department of Housing & Community Affairs Local or Guaranteed Housing Revenue	5.500%	9/1/52	3,000	3,337
	Texas GO	5.000%	8/1/27	2,000	2,187
	Texas GO	4.000%	5/15/32	2,250	2,344
	Texas GO	5.000%	8/1/32	700	846
	Texas GO	5.000%	8/1/33	525	630
	Texas GO	5.000%	8/1/34	1,205	1,437
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/22	130	131
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/23	160	165
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/24	150	157
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/25	140	149
	Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/26	1,810	1,951

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/28	2,115	2,318
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/29	1,335	1,466
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/30	2,115	2,324
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/31	6,180	6,815
Texas Municipal Gas Acquisition & Supply Corp. III Natural Gas Revenue	5.000%	12/15/32	940	1,039
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/23	1,550	1,606
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/24	6,680	7,062
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/25	2,760	2,970
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	5.250%	12/15/26	1,490	1,628
Texas Municipal Gas Acquisition and Supply Corp. I Natural Gas Revenue	6.250%	12/15/26	780	843
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/31	1,000	1,029
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	500	512
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/32	5,000	5,103
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	4,665	5,092
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	1,720	1,750
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	5,820	6,315
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/34	1,000	1,012
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/34	6,000	6,479
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/35	1,000	1,010
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	3,560	3,590
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	3,000	3,022
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/36	1,000	1,006
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/37	1,000	1,004
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/37	3,165	3,174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,000	997
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	2,500	2,483
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/40	3,000	2,988
Texas Transportation Commission GO PUT	0.650%	4/1/26	3,100	2,908
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	5,750	5,970
Texas Water Development Board Water Revenue	5.000%	4/15/29	3,045	3,495
Texas Water Development Board Water Revenue	4.000%	10/15/32	5,045	5,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.000%	10/15/33	12,025	12,893
	Texas Water Development Board Water Revenue	4.000%	10/15/34	13,000	13,853
	Texas Water Development Board Water Revenue	3.000%	10/15/38	3,075	2,843
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,355	2,570
[15]	United TX Independent School District GO, Prere.	5.000%	8/15/25	2,535	2,767
	University of Houston College & University Revenue	4.000%	2/15/30	4,610	4,797
	University of Houston College & University Revenue	3.000%	2/15/34	10,605	10,496
	University of Houston College & University Revenue	4.000%	2/15/37	16,205	16,565
	University of Houston College & University Revenue	5.000%	2/15/56	6,510	7,314
	University of North Texas System College & University Revenue	5.000%	4/15/33	3,200	3,402
	University of North Texas System College & University Revenue	5.000%	4/15/34	3,000	3,185
	University of Texas System College & University Revenue	5.000%	8/15/49	10,990	13,814
[15]	Willis Independent School District GO	4.000%	2/15/29	1,050	1,166
					1,045,576
Utah (0.9%)
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/38	3,100	3,218
	Central Utah Water Conservancy District Water Revenue	4.000%	10/1/39	2,190	2,260
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/38	4,175	4,366
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/39	4,585	4,779
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/40	4,770	4,959
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	1,685	2,005
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	1,765	2,095
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	2,530	2,975
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,650	5,329
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/43	7,500	8,572
	Jordan Valley Water Conservancy District Water Revenue	4.000%	10/1/46	1,075	1,086
	Millcreek UT Sales Tax Revenue	2.125%	6/1/51	7,570	4,968
	Ogden City UT Sewer & Water	3.000%	6/15/45	3,000	2,552
	Provo City School District Municipal Building Authority Lease (Appropriation) Revenue	4.000%	3/15/36	5,810	6,205
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	2,100	2,276
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/41	1,405	1,576
	Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/50	1,500	1,668
	University of Utah College & University Revenue	4.000%	8/1/33	2,145	2,242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah College & University Revenue	4.000%	8/1/33	1,000	1,045
	University of Utah College & University Revenue	4.000%	8/1/34	1,175	1,223
	University of Utah College & University Revenue	4.000%	8/1/35	1,000	1,037
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/36	2,350	2,474
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/37	1,910	1,997
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/38	4,270	4,450
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/39	4,000	4,139
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/40	3,000	3,096
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/41	5,000	5,139
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/42	8,685	8,903
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/38	720	797
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/43	1,150	1,265
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/44	625	684
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	10/15/48	1,200	1,313
	Utah Charter School Finance Authority Charter School Aid Revenue	5.000%	4/15/49	1,150	1,252
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/41	16,500	17,578
	Utah County UT Health, Hospital, Nursing Home Revenue	5.000%	5/15/43	6,000	6,713
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	6,215	6,569
	Weber Basin Water Conservancy District Water Revenue	5.000%	10/1/50	6,200	6,925
					139,730
Vermont (0.1%)
	Vermont Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/45	2,850	2,370
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Middlebury College Project)	5.000%	11/1/49	10,000	10,987
					13,357
Virginia (1.6%)
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,000	1,019
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,750	1,780
	Arlington County IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,250	1,269
[3]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	5,015	5,328
[5]	Cutalong II Community Development Authority District Special Assessment	4.500%	3/1/55	5,711	4,898
	Fairfax County Economic Development Authority Intergovernmental Agreement Revenue (County Facilities Project)	5.000%	10/1/39	1,525	1,782

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Fairfax County Economic Development Authority Lease (Appropriation) Revenue (County Facilities Project), Prere.	5.000%	10/1/24	1,800	1,927
Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,036
Fairfax County Economic Development Authority Special Tax Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,806
Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/35	1,570	1,801
Fairfax County IDA Local or Guaranteed Housing Revenue (Innova Health System Project)	5.000%	5/15/37	2,500	2,840
Fairfax County VA GO	5.000%	10/1/35	2,735	3,161
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,545	2,674
Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	10/1/27	1,725	1,989
Hampton Roads Transportation Accountability Commission	4.000%	7/1/52	3,000	3,042
Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	5,000	5,054
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/60	19,000	21,236
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	2,000	2,270
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	700	686
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/50	1,500	1,431
Henrico County Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	4,500	4,800
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/42	695	726
Lexington IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/48	1,250	1,305
Loudoun County VA GO	3.000%	12/1/31	7,535	7,732
Loudoun County VA GO	4.000%	12/1/32	6,900	7,257
Loudoun County VA GO	4.000%	12/1/33	6,895	7,189
Roanoke Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	5,500	5,535
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	6,315	6,342
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	2,870	2,711
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/32	5,000	5,866
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/32	5,000	5,834
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/40	3,000	2,728
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	4,515	4,993
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	4,695	5,111
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	4,880	5,243

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/37	5,075	5,396
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/47	8,790	8,994
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/33	5,310	5,243
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/34	5,470	5,337
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/35	2,720	2,597
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/35	935	1,004
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/36	650	688
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/37	940	992
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	4.000%	5/15/38	905	949
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	12,140	13,694
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/30	4,000	4,324
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	9,370	10,723
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	5,000	5,356
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/38	9,825	10,332
Virginia Small Business Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	3,750	3,812
				232,842
Washington (0.7%)
Bellevue WA GO	4.000%	12/1/39	1,175	1,237
Bellevue WA GO	4.000%	12/1/40	1,295	1,353
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	13,840	15,172
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/39	2,475	2,567
Mason County Public Utility District No. 3 Electric Power & Light Revenue	4.000%	12/1/40	1,555	1,609
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/31	3,260	3,444
Port of Seattle WA Port, Airport & Marina Revenue	5.000%	4/1/32	3,425	3,613
Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	4/1/29	3,825	4,078
Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/40	5,000	5,404
Washington GO	5.000%	6/1/33	2,900	3,417
Washington GO	5.000%	6/1/38	10,615	12,375
Washington GO	5.000%	2/1/39	9,570	11,240
Washington GO	5.000%	8/1/42	5,000	5,779
Washington Health Care Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	4,000	3,918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Higher Education Facilities Authority College & University Revenue (Seattle University Project)	4.000%	5/1/50	1,400	1,365
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/42	975	949
	Washington Higher Education Facilities Authority College & University Revenue (Whitworth University Project)	4.000%	10/1/46	2,205	2,099
	Washington Housing Finance Commission Local or Guaranteed Housing Revenue	3.500%	12/20/35	11,008	10,448
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/31	4,000	3,964
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/34	130	120
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/48	2,400	2,015
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Hearthstone Project)	5.000%	7/1/53	2,245	1,847
[5]	Washington State Housing Finance Commission Health, Hospital, Nursing Home Revenue (Horizon House Project)	5.000%	1/1/48	4,500	4,719
					102,732
West Virginia (0.4%)
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/41	7,000	7,773
[3]	Morgantown Utility Board Inc. Water Revenue	5.000%	12/1/46	6,320	6,974
	West Virginia Economic Development Authority Lottery Revenue	4.000%	6/15/34	7,595	7,991
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/51	2,500	2,460
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/52	2,500	2,621
	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.500%	6/1/23	20,000	20,666
	West Virginia State School Building Authority Lottery Revenue	5.000%	7/1/30	3,075	3,528
	West Virginia Water Development Authority Lottery Revenue	5.000%	7/1/30	3,000	3,179
					55,192
Wisconsin (1.2%)
	Milwaukee WI GO	3.000%	4/1/32	4,820	4,837
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/38	1,915	2,199
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/39	1,100	1,260
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/40	800	914
	Milwaukee WI Sewerage System Sewer Revenue	5.000%	6/1/41	1,000	1,140
[3]	Monona Grove WI School District GO	3.000%	5/1/34	2,195	2,201
	Neenah Joint School District GO	3.000%	3/1/31	1,960	1,983
	Neenah Joint School District GO	3.000%	3/1/32	3,735	3,759
	Neenah Joint School District GO	4.000%	3/1/32	3,900	4,236
	Neenah Joint School District GO	4.000%	3/1/33	4,045	4,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/41	1,000	988
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/48	1,530	1,546
[5]	Public Finance Authority Charter School Aid Revenue	5.000%	6/15/51	1,145	1,103
	Public Finance Authority Charter School Aid Revenue	5.000%	7/1/55	4,135	4,160
[5]	Public Finance Authority College & University Revenue (Rider University Project)	4.500%	7/1/48	3,000	2,703
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/37	390	385
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	450	444
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	375	369
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/40	350	344
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/41	375	366
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	9,620	9,186
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/46	6,500	6,016
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,700	2,503
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/52	7,500	7,507
	Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/52	3,750	4,064
	Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	1,125	1,006
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/36	1,250	1,320
	Wisconsin Department of Transportation Miscellaneous Revenue	4.000%	7/1/39	1,500	1,563
	Wisconsin GO	5.000%	5/1/31	4,450	4,909
	Wisconsin GO	5.000%	5/1/32	5,950	6,550
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	10/1/30	3,260	3,279
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/31	1,000	1,038
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/32	1,080	1,114
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/33	1,385	1,420
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	10/1/34	1,570	1,606
	Wisconsin Health & Educational Facilities Authority College & University Revenue	5.000%	12/1/41	15,000	15,775
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	5,145	5,676
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	2,380	2,597
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/34	5,630	5,736
	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/35	5,055	5,130

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	1,440	1,477
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	1,600	1,640
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/36	15,000	15,199
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/37	5,000	5,091
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,215
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	10,000	10,054
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/48	6,120	6,435
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/50	3,750	3,717
Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/51	2,550	2,479
				177,595
Wyoming (0.0%)
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/37	35	36
Laramie County WY Health, Hospital, Nursing Home Revenue	4.000%	5/1/38	35	35
Laramie County WY Health, Hospital, Nursing Home Revenue	3.000%	5/1/42	660	546
				617
Total Tax-Exempt Municipal Bonds (Cost $14,973,273)				14,447,379

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (3.2%)
Money Market Fund (3.2%)
[16]	Vanguard Municipal Cash Management Fund (Cost $476,420)	1.289%	4,764,223	476,470
Total Investments (99.9%) (Cost $15,449,693)				14,923,849
Other Assets and Liabilities—Net (0.1%)				16,081
Net Assets (100%)				14,939,930
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by bank letter of credit.
3	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
4	Step bond.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the aggregate value was $190,197,000, representing 1.3% of net assets.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2022.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
12	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
13	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
14	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
15	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
VRDO—Variable Rate Demand Obligation.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at July 31, 2022.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,447,379	—	14,447,379
Temporary Cash Investments	476,470	—	—	476,470
Total	476,470	14,447,379	—	14,923,849